As filed with the Securities and Exchange Commission on April 30, 2007
Securities Act File No. 33-71142
Investment Company Act File No. 811-8128

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. __ ☐
Post-Effective Amendment No. 18 ☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 19 ☒

W.P. STEWART & CO. GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Its Charter)

527 Madison Avenue
New York, New York 10022
(Address of Principal Executive Offices, Zip Code)

(212) 750-8585
(Registrant’s Telephone Number, including Area Code)

Copies to:

W.P. Stewart & Co., Inc.	Nora M. Jordan
527 Madison Avenue	Davis Polk & Wardwell
New York, New York 10022	450 Lexington Avenue
Attn: Michael W. Stamm	New York, New York 10017
(Name and Address of Agent for Service)

     Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

☐	This post-effective amendment designates as new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Shares of Common Stock, $0.001 Par Value

PROSPECTUS

W.P. Stewart & Co. Growth Fund, Inc.

Investment Adviser

W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022

     W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) is a non-diversified mutual fund, the investment objective of which is capital gains. There can be no certainty that the Fund will achieve its investment objective.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
 REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 30, 2007

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RISK/RETURN SUMMARY

Investment Objective Principal Investment Strategies

Capital gains

The Fund’s investment adviser, W.P. Stewart & Co., Inc. (the “Adviser”), seeks to achieve the Fund’s investment objective of capital gains (i.e., growth in the value of the Fund’s shares), by investing in common stocks of companies based on a variety of factors. Such factors include: the company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the U.S. and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Fund primarily invests in large-market capitalization companies, which are companies that have market capitalizations of $5 billion or more (“large-cap”). The Fund’s portfolio normally consists primarily of common stocks of U.S.-based companies listed on the New York Stock Exchange.

Principal Investment Risks

Your Fund shares can go down in value, so you may lose money by investing in the Fund. The price of the Fund’s shares may be more volatile than the price of shares of funds investing in other types of equity securities or in primarily fixed income securities. The price of common stocks tends to fluctuate more dramatically than other types of investments. These price movements may result from economic, political and regulatory factors affecting individual companies, industries or securities markets as a whole. The price of growth stocks may be particularly volatile. Since the companies that issue these stocks usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market. Also, since investors buy growth stocks based on their expected earnings growth, earnings disappointments often result in sharp price declines. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In certain market cycles the stocks of small or mid-cap companies may outperform the stocks of large-cap companies. The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified

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investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund’s performance.

To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence. No method of fundamental or technical analysis, including that employed by the Adviser, has been proven to provide a guaranteed rate of return adjusted for investment risk.

Suitability	Because the Fund invests a high percentage of its assets in a limited number of common stocks, the Fund may not represent a complete investment program.

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FUND PERFORMANCE

     The following bar chart and table show the variability of the Fund’s performance from year to year and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year of operations for the last ten years. The table shows how the Fund’s average annual returns compare to those of a broad-based securities market index. Of course, past performance (before and after taxes) cannot predict or guarantee future results.

*	Annual total returns do not include performance for the period from February 28, 1994 (inception date) through December 31, 1996. During the 10-year period shown in the bar chart, the highest return for a quarter was 18.68% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.66% (quarter ended September 30, 2002).

Average Annual Total Returns (as of the fiscal year ended December 31, 2006)

	One Year	Five Years	Ten Years	Return Since Inception*

W.P. Stewart & Co. Growth Fund, Inc.
Return Before Taxes	6.85%	5.31%	7.13%	9.89%
Return After Taxes on Distributions**	5.63%	4.62%	6.11%	8.83%
Return After Taxes on Distributions and Sale of Fund Shares**	6.00%	4.48%	5.89%	8.42%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)***	15.79%	6.19%	8.42%	11.01%

*	Inception Date of Fund: February 28, 1994.

**	After-tax returns: (i) are estimated and based on calculations using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and (ii) are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***	The S&P 500® Index is the Standard & Poor’s 500® Index, a widely recognized, unmanaged index of common stock prices.

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FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of the amount redeemed)(1)	1%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses	0.93%

Total Fund Operating Expenses(2)	2.43%

(1)	Effective January 1, 2007, the Fund will charge a redemption fee. The redemption fee will be charged only if you redeem your shares within sixty days after the date of purchase of such shares. The redemption fee will not apply to shares that are acquired by reinvestment of dividends or other distributions of the Fund. In addition, the Fund may waive such redemption fee where such shares are purchased through or held in a vehicle where the vehicle sponsor has demonstrated to the Fund that either (a) a similar type of fee is imposed or (b) as determined by the Fund, short-term trading is otherwise adequately prohibited, prevented or deterred.

(2)	The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses of the Fund so that total Fund operating expenses do not exceed 2.5% of the average net assets of the Fund up to $30 million, 2% of average net assets of the Fund of the next $70 million up to $100 million, and 1.5% of the average net assets of the Fund in excess of $100 million. Such voluntary waiver and/or expense reimbursement is not required by the Investment Advisory Services Agreement between the Fund and the Adviser and may be discontinued at any time. In addition, the Adviser voluntarily bears or reimburses the cost of certain services incurred by the Fund, including audit, legal, distribution and other miscellaneous expenses, although this arrangement may change in the future. The amount of the expenses for services borne or reimbursed by the Adviser was $528,887 for the year ended December 31, 2006. Since the Adviser bore or reimbursed expenses, the Net Fund Operating Expenses were 1.89%.

Expense Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$249	$766	$1,309	$2,792

     The amount of expenses you would pay would be the same whether or not you redeem your shares at the end of the period.

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INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective and Principal Investment Strategies

     The Fund’s investment objective is to earn capital gains for shareholders. The Fund normally invests primarily in common stocks listed on the New York Stock Exchange, but also invests, from time to time, in common stocks listed on other U.S. stock exchanges, in common stocks traded through The NASDAQ Stock Market Inc. (“NASDAQ”) and on international exchanges. The Fund permits investors to participate in a professionally-managed portfolio consisting primarily of stocks of growth businesses based in the U.S.

     The Adviser employs an appraisal method which attempts to measure each prospective company’s quality and growth rate by numerous criteria. Such criteria include: the company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the U.S. and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. These results are compared to the general stock markets to determine the relative attractiveness of each company at a given moment. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. No method of fundamental or technical analysis, including that employed by the Adviser, has been proven to provide a guaranteed rate of return adjusted for investment risk.

     The Fund invests in a relatively small number of individual stocks. To enable it to do so, the Fund technically is classified as “non-diversified.” It may invest more than 5% of the value of its assets in the securities of a company and may acquire more than 10% of the voting securities of a company (subject to certain limitations under the Internal Revenue Code).

     A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. As described in more detail in the Fund’s Statement of Additional Information, the Fund publicly files a complete list of its portfolio holdings, which can be accessed from the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov 60 to 70 days after the end of a calendar quarter (through forms N-CSR and N-Q).

Principal Investment Risks

     The price of the Fund’s shares may go up or down, and may be more volatile than shares of a fund investing in fixed income or money market securities. The prices of common stocks tend to rise and fall more dramatically than other types of investments. These price movements may result from economic, political, regulatory and other factors affecting the issuer, the issuer’s geographic region, the issuer’s industry, stock markets in general or particular sectors of stock markets. Large-cap stocks, for example, can react differently than small- or mid-cap stocks.

     The price of growth stocks may be particularly volatile. Since the issuers of such stocks usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market. Also, growth stocks tend to be more expensive relative to their earnings or assets, especially compared to “value” stocks. Because investors buy growth stocks based on their expected earnings growth, earnings disappointments often result in sharp price declines.

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     Because the Fund invests in a relatively small number of individual stocks, the risks of investing in the Fund are greater than the risks of investing in a more widely diversified fund. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may be more susceptible than would a more widely diversified fund to any single economic, political or regulatory occurrence or to changes in a particular company’s financial condition or in the market’s assessment of the company.

Other Investment Strategies and Risks

     In addition to the Fund’s principal investment strategies described above, the Fund may invest in the following other investments:

     Temporary Positions: For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities of the U.S. government or its agencies or instrumentalities, interest-bearing accounts maintained with financial institutions, including banks, investment grade short-term debt securities and commercial paper of U.S. companies or repurchase agreements, as well as other money market instruments. The Fund may also invest in such debt securities in order to earn a return on available cash balances pending investment or reinvestment. The Fund may not achieve its investment objective by investing in such securities.

     Mid-Cap Positions: Although the Fund primarily invests in large-cap stocks, it may also invest in the stocks of mid-capitalization companies, which are companies that have market capitalizations of $2 billion to $5 billion (“mid-cap”). Mid-cap stocks may be more volatile and less liquid than large-cap stocks.

     Foreign Investments: The Fund may also invest in stocks issued by non-U.S. companies. Such investments will normally be made through the purchase of American Depositary Receipts (“ADRs”), which are investments in shares of non-U.S. companies denominated in U.S. Dollars. The Fund does not currently have any direct investments in non-U.S. stocks (although it may have indirect investments in non-U.S. stocks through the purchase of ADRs), but it may make such investments in the future. Investments in non-U.S. stocks, whether directly or through ADRs, involve more and different risks than investments in U.S. stocks. Foreign companies are not necessarily subject to the same disclosure, accounting, and financial reporting standards as U.S. companies. Furthermore, the political, economic and social structures of some countries may be less stable and more volatile than those in the U.S. As a result, foreign stock exchanges, custodial arrangements and currencies generally are more volatile.

     If the underlying investments represented by ADRs are denominated in foreign currencies or the Fund receives dividends that are declared in foreign currencies, the value of the ADRs and the amount of dividends received as measured in U.S. Dollars may be adversely affected by fluctuations in currencies, including fluctuations in the “euro” currency. Foreign investments, especially those in emerging markets, may be more volatile and potentially less liquid than investments in U.S. companies. In addition, dividends declared on the underlying investment represented by ADRs generally will be subject to withholding taxes.

MANAGEMENT

The Investment Adviser

     The Fund’s investments are managed by the Adviser, a Delaware corporation incorporated in 1998. The Adviser and its affiliates and its and their predecessors have been providing investment advisory services to

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individuals, trusts and pension funds since 1975 (and to the Fund, since its inception in 1994). The Adviser’s business office is located at 527 Madison Avenue, 20th Floor, New York, New York 10022-4212. Its telephone number is (212) 750-8585, and its facsimile number is (212) 980-8039.

     The Adviser is responsible for the management of the Fund’s business affairs, including providing investment research and analysis of investment opportunities and the management of the Fund’s trading and investment transactions, subject to the investment policies and restrictions described in this Prospectus and the supervision of the Board of Directors.

     The Adviser’s portfolio manager for the Fund is John C. Mahler, Jr., President of the Fund. Dr. Mahler has served as a portfolio manager of the Fund since January 4, 2006, and of other accounts managed by the Adviser and its affiliates and predecessors since December 2005. Dr. Mahler served as Head of Equities at Brown Brothers Harriman & Company from January 2004 to November 2005 and was Director of Research from October 2001 to December 2003. Prior to joining Brown Brothers, Dr. Mahler served at Manning and Napier Advisors, Inc. as Co-director of Research and Senior Analyst/Portfolio Manager from January 2000 to September 2001 and March 1997 to December 1999, respectively.

     Dr. Mahler began his career in clinical research at Cornell University Medical College, where he spent five years on the full-time faculty. Dr. Mahler holds both B.A. and M.D. degrees from the University of North Carolina, Chapel Hill, NC and an MBA from Columbia University in New York. (The Statement of Additional Information, under “Investment Advisory and Other Services,” provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.)

     Dr. Mahler and the other portfolio managers of the Adviser are members of an investment research group which selects the group of securities in which each account, including the Fund, may invest. Dr. Mahler, who is primarily responsible for the day-to-day management of the Fund’s portfolio, selects securities from this group for investment by the Fund. Although each account managed by the Adviser has individual objectives and a unique portfolio, the Fund’s investments generally are similar to investments made by the Adviser’s other managed accounts.

     Under the Investment Advisory Services Agreement between the Adviser and the Fund, the Fund pays the Adviser a fee at the annual rate of 1.5% of the Fund’s average daily net assets, quarterly in arrears. For the fiscal year ended December 31, 2006, the Fund paid the Adviser an advisory fee of 1.5% of the average net assets of the Fund. A discussion regarding the basis for the approval by the Fund’s Board of Directors of the Investment Advisory Services Agreement is available in the Fund’s most recent annual report to shareholders for the fiscal year ending December 31.

DISTRIBUTOR

     The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”), in connection with the promotion and distribution of the Fund’s shares, on September 18, 2002, which was Amended and Restated on September 30, 2005. The Distributor is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is not affiliated with the Adviser. The Adviser has agreed to bear, out of its own resources, all of the fees payable to the Distributor for its distribution services to the Fund as well as other fees and expenses in connection with the distribution of Fund shares.

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MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

     Management’s discussion of the Fund’s performance during the fiscal year ended December 31, 2006 is included in the Fund’s 2006 annual report to shareholders, additional copies of which can be obtained free of charge upon request in writing or by telephoning the Fund.

PRICING OF SHARES

     The price of a Fund share is based on the Fund’s net asset value per share. The net asset value per share is determined each day the New York Stock Exchange is open for trading (each, a “Business Day”) by or at the direction of the Board of Directors as of the close of business of the New York Stock Exchange (generally 4:00 p.m., New York City time). Shares will not be priced on days that the New York Stock Exchange is closed for trading. The Fund’s portfolio securities may be traded elsewhere, such as on foreign exchanges, on days that the New York Stock Exchange is closed. As a result, the value of the Fund’s shares may be affected on days when shareholders will not be able to purchase or redeem shares of the Fund.

     The net asset value is computed by dividing the sum of the market value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at a particular time.

     In general, the Fund values its portfolio holdings at their last available public sale price on a Business Day in the case of securities listed on any established securities exchange or any comparable foreign over-the-counter quotation system providing last sale data, or, in the case of securities included in NASDAQ at the NASDAQ Official Closing Price, or if no sales of such securities are reported on such date, and in the case of “over-the-counter” securities not described above in this paragraph, at the last reported bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange on which the securities are principally traded.

     Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund, the Fund’s Valuation Committee or the Adviser, in accordance with procedures adopted by the Board of Directors. The circumstances under which fair valuation may be used include (i) where price quotations generally obtained from traditional pricing sources are unavailable or unreliable; (ii) unusual events, such as unexpected market closures or other significant events affecting an issuer of a security in the Fund’s portfolio, such as announcements of corporate actions or earnings, or significant market fluctuation or natural disasters, as a result of which the last market quotation for a security does not accurately reflect the current market value of the security; and (iii) valuations of illiquid or restricted securities.

     The Fund’s use of fair valuation procedure is designed to help ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. However, there can be no assurance that the value of a security as determined through the Fund’s fair valuation procedures will reflect such security’s market value.

PURCHASE OF SHARES

     You may purchase shares on any Business Day either directly from the Fund or through a broker-dealer.

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     The price of your shares is based on the next calculation of net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain broker-dealers or financial intermediaries, however, may require submission of orders prior to that time.

     Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. In particular, the Fund may reject any purchase orders when the Fund becomes aware of potentially harmful market timing, short-term or excessive trading patterns by shareholders. See “Frequent Purchases and Redemptions of Fund Shares”. Further, the Fund may reject any purchase order in accordance with the U.S. Patriot Act and Rules thereunder.

Direct Purchasers

     If you purchase shares directly from the Fund, the purchase price will be the net asset value of the shares next computed following receipt of payment and the Subscription Application Form and Subscription Agreement attached to this Prospectus. Your payment cannot be accepted until the Fund receives these subscription documents.

     Payment may be made by check or by wire pursuant to delivery instructions set forth in the Subscription Instructions. If you already are a Fund shareholder, you need not submit the subscription documents when purchasing additional shares. The Fund can reject any purchase.

     The Fund generally does not issue certificates for shares. The Fund instead credits your account with the number of shares purchased. You should promptly check the confirmation that is mailed after each purchase (or redemption) in order to ensure that the purchase (or redemption) of shares reported has been recorded accurately in your account. Statements of account will be mailed monthly, showing transactions during the month.

Third Party Arrangements

     The Adviser or its affiliates may, at their own expense out of their own financial resources, make cash payments to some, but not all brokers, dealers, or financial intermediaries for shareholder services as an incentive to sell shares of a Fund and/or promote retention of their customer’s assets in the Fund. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.

     Subject to approval by the Board of Directors, the Fund may pay to financial intermediaries out of the Fund’s assets, fees for servicing shareholder accounts. Such financial intermediaries would have omnibus accounts with the Fund’s transfer agent and provide shareholder servicing and/or sub-transfer agent services to shareholders or beneficial owners. It is anticipated that any amounts paid by the Fund to such financial intermediaries will not exceed the amount the Fund would have incurred in maintaining the shareholder accounts for those who invest in the Fund directly rather than through these financial intermediaries. As of December 31, 2006, the Fund had made no such payments.

     Revenue sharing payments may be made by the Adviser to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders of the Fund, including shareholder

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servicing, transaction processing, sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediaries. Revenue sharing payments may be made to certain authorized dealer firms in connection with the availability of the Fund within selected mutual fund platforms and wrap programs (together, “Platform Programs”). Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

Customer Identification and Verification

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

     What this means to you: When you subscribe for shares, we or your financial intermediary will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

     The Fund is required by law to reject your subscription application if the required identifying information is not provided.

     In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity, and the Fund shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a time frame established in the sole discretion of the Fund, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your subscription will be accepted and your order will be processed at the net asset value per share next determined after receipt of your application and payment in proper form.

     The Fund, however, reserves the right to close your account at the then current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a time frame established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

     Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal Law. The Fund has adopted Anti-Money Laundering Policy and Procedures designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel, or rescind any purchase or exchange order, (ii) freeze any account

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and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by government or law enforcement authority. If your account is closed at the request of government or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Customers of Selected Broker-Dealers

     The Fund has authorized the use of certain broker-dealers to receive on its behalf purchase and redemption orders (“Selected Brokers”). Selected Brokers are authorized to enter into agreements with additional broker-dealers to receive purchase and redemption orders on the Fund’s behalf. The term “Selected Brokers” as used in this Prospectus will also include such authorized designees. The Fund will be deemed to have received a purchase or redemption order when a Selected Broker receives the order. Such orders will be priced at the Fund’s net asset value next computed after they are received by the Selected Broker and accepted by the Fund. Selected Brokers may charge their customers a fee for their services, no part of which is received by the Fund.

     Investors who purchase Shares through a Selected Broker will be subject to the procedures of their Selected Broker, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those generally applicable to direct purchasers. Any charges imposed by a Selected Broker would reduce the return on an investment in the Fund. Investors should acquaint themselves with their Selected Broker’s procedures and should read this Prospectus in conjunction with any material information provided by their Selected Broker. Investors who purchase Shares through a Selected Broker may or may not be the shareholder of record. Selected Brokers are responsible for promptly transmitting purchase and redemption orders to the Fund.

Investment Minimums

     The minimum initial investment in the Fund for direct purchasers is $50,000, although the Fund may in its discretion accept purchases for a lesser amount. The minimum initial investment in the Fund for investors who purchase shares through a Selected Broker is $10,000. There is no minimum subsequent investment.

REDEMPTIONS AND DISTRIBUTIONS

Redemptions

     You may redeem shares on any Business Day. The redemption price will be the net asset value of the shares next computed following receipt of the redemption request in proper form by the Fund, less a redemption fee (with effect from January 1, 2007) equal to 1.00% of the gross redemption proceeds if the shares are redeemed sixty days or less from the date of purchase. Any redemption orders placed prior to the close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Redemption orders placed after that time will be priced at the net asset value determined on the next Business Day. Redemption requests must be made in writing and sent by mail to W.P. Stewart & Co. Growth Fund, Inc., 527 Madison Avenue, New York, New York 10022, or sent by facsimile to (212) 980-8039. (However, if you invested through a Selected Broker, then you will need to contact your Selected Broker to place a redemption order.) If certificates have been issued for the shares being

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redeemed, your redemption request must be accompanied by the certificates endorsed for transfer (or accompanied by an endorsed stock power). The Fund can refuse any requests for redemption if a Fund representative reasonably believes any such request may not be properly authorized. The Fund will not honor redemption requests that are not in proper form.

     The Fund may require the redemption of your shares in full (less a 1.00% redemption fee, with effect from January 1, 2007, if the shares are redeemed sixty days or less from the date of purchase) if (i) the net asset value of your shares is reduced to less than $10,000 due to redemptions made by you, or (ii) the Fund determines or has reason to believe that your ownership of such shares will cause the Fund to be in violation of, or require registration of any such shares or subject the Fund to additional registration or regulation under, the securities laws of any relevant jurisdiction. Any such mandatory redemption shall be effective as of the date designated by the Fund in a notice to the shareholder (which shall be not less than 30 calendar days after delivery or mailing of the notice of mandatory redemption). If the Fund is requiring the redemption of your shares because the net asset value of your shares has been reduced to less than $10,000 due to redemptions made by you, you will be permitted to increase your investment during the notice period to at least $10,000 to avoid automatic redemption at the net asset value as of the close of business on the proposed redemption date.

     You will receive payment of the redemption price within seven days after receipt by the Fund of the redemption request in good order, but the Fund may suspend the right of redemption or postpone payment during any period when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as defined by the Commission, exists, making sale of portfolio securities or determination of the value of the Fund’s net assets not reasonably practicable. You will receive notice of any suspension if you have submitted a redemption request and you have not received your redemption payment. If you do not withdraw your redemption request after notification of a suspension, the redemption will be made as of the day on which the suspension is lifted, on the basis of the net asset valuation on that day.

     Shareholders who have invested through a Selected Broker should redeem their shares through the Selected Broker.

Dividends and Distributions

     The Fund intends to pay you a dividend annually representing its entire net investment income (if any) and to distribute to you all its net realized capital gains (if any) at least annually. Your dividends and/or any capital gain distributions will be reinvested automatically in shares of the Fund at net asset value as of the payment date unless you make a written request to the Fund for payment in cash at least five days in advance of the payment date.

     Checks issued upon your request for payment of dividends and capital gain distributions in cash will be forwarded to you by first class mail. Uncashed checks will not earn interest.

Redemption Fee

     With effect from January 1, 2007, the Fund will charge a redemption fee for any shares of beneficial interest of the Fund that are redeemed sixty days or less after the date of purchase of such shares. The fee is paid to the Fund to offset extra costs associated with short-term trading, such as portfolio transactions and

14

administrative costs. In addition, the Fund hopes that the fee will discourage short-term trading of its shares. The Fund may modify, terminate or waive this fee at any time.

     The Fund uses a “first-in, first-out” method to determine how long you have held your shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

     In addition, the Fund will waive such redemption fee where such shares are (i) acquired by reinvestment of dividends or other distributions of the Fund, or (ii) purchased through or held in a vehicle where the vehicle sponsor has demonstrated to the Fund that either (a) a similar type of fee is imposed or (b) as determined by the Fund, short-term trading is otherwise adequately prohibited, prevented or deterred. You should contact your vehicle sponsor to determine whether it imposes a redemption fee or has such a policy in place, and whether your vehicle sponsor has arranged with the Fund to have the redemption fee waived.

     The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. In addition to the circumstances noted above, the Fund reserves the right to grant additional exceptions based on such factors as system limitations, operational limitations, contractual limitations and further guidance from the Securities and Exchange Commission (“SEC”) or other regulators.

     If your shares are held through a financial intermediary in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     The Fund does not permit short-term or excessive trading in and out of the Fund. Such practice may harm the Fund’s performance by disrupting portfolio management strategies, increasing expenses and diluting the value of shares held by long-term shareholders. Accordingly, the Fund may take appropriate action when it becomes aware of potentially harmful market timing or short-term or excessive trading patterns by shareholders.

     The Fund’s Board of Directors has adopted certain policies and procedures designed to detect and deter short-term or excessive trading. Pursuant to the policies, the Fund monitors both the dollar amount and frequency of shareholder purchases and redemptions in the Fund and identifies trading activity deemed harmful or disruptive to the Fund and the investors. Where the Fund reasonably believes that trading by a shareholder may involve short-term or excessive trading, the Fund will take appropriate action, which may include a warning to the investor, rejection of a particular trade or, in the event of repeated violations, prohibition of an investor’s future purchases of the Fund’s shares.

     The Fund seeks to apply these policies uniformly in all cases, including to omnibus accounts at intermediaries, such as investment advisers, broker dealers, transfer agents, third-party administrators and insurance companies.

     Shareholders seeking to engage in frequent purchases and redemptions may deploy a variety of strategies to avoid detection, and, despite the Fund’s efforts to discourage market timing, there can be no assurance that the Fund will be able to identify and curtail all such trading practices.

15

UNITED STATES FEDERAL INCOME TAXATION

Taxability of Dividends and Distributions

     Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains (the excess of the Fund’s net long-term capital gain for the taxable year over its net short-term capital loss for that year) designated as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. The Fund expects that its distributions will consist primarily of long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a tax-free return of capital, to the extent of your adjusted basis in your shares of the Fund, and as a capital gain thereafter (if you held your shares of the Fund as capital assets). Provided that you satisfy the applicable holding period and other requirements with respect to your shares of the Fund, distributions of the Fund’s “qualified dividend income” in taxable years beginning before January 1, 2011 will be treated as qualified dividend income received by you and will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gains. The Fund will inform you each year of the tax status of distributions you received for the previous year. Your tax liabilities for such distributions will depend on your particular tax situation.

     If you elect to reinvest distributions in additional shares of the Fund, you will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase shares.

     All distributions of net investment income and net capital gains, whether received in cash or reinvested, must be reported on your U.S. federal income tax return. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to you as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received.

     By law, the Fund must withhold 28% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

     Distributions of the Fund’s net investment income (other than a distribution of “qualified interest income” or net short-term capital gains) to a “foreign shareholder” (an investor that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign partnership, or a foreign estate or trust) will be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty. In order to obtain a reduced rate of withholding, a foreign shareholder will be required to provide an Internal Revenue Service Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. Distributions made in taxable years beginning before January 1, 2008 out of gain from the Fund’s sale or other disposition of a U.S. real property interest will be subject to withholding tax and the foreign shareholder receiving the distribution will be required to file a U.S. federal income tax return.

Taxability of the Sale or Redemption of Shares

     You will recognize a taxable gain or loss, if any, if you sell or redeem your shares. You will generally be subject to taxation based on the difference between your adjusted tax basis in your shares sold or redeemed and the value of the cash or other property your receive in payment therefor.

16

     Any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss if the shares are capital assets in your hands and will generally be long-term capital gain or loss if your holding period for your shares is more than one year and short-term capital gain or loss if it is one year or less. Capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of shares will generally be taxed at the rate of 15% if your holding period for your shares is more than 12 months. Any loss realized on a sale or redemption will be disallowed to the extent your shares disposed of are replaced with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of your shares. In such a case, your basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of shares for which you have a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends you receive with respect to such shares.

     In general, a foreign shareholder who is not present in the United States for 183 days or more during a taxable year generally will not be subject to U.S. federal income tax with respect to gain on the sale or redemption of shares of the Fund, distributions from the Fund of either net long-term capital gains or net short-term capital gains, distributions from the Fund of “qualified interest income,” or amounts retained by the Fund that are designated as undistributed capital gains. If the Fund is a “United States real property holding corporation” for U.S. federal income tax purposes, however, an exception to this general rule will apply to any distribution of gain from the Fund’s sale or other disposition of a U.S. real property interest that is made prior to December 31, 2007, to any foreign shareholder that has owned more than 5% of the relevant class of the Fund’s shares at any time during the one-year period ending on the date of the distribution. Any such distribution will be subject to withholding tax, and the foreign shareholder receiving the distribution will be required to file a U.S. federal income tax return.

     The foregoing is a summary of some of the important U.S. federal income tax considerations affecting the Fund and its shareholders. It is not a complete analysis of all relevant tax considerations, nor is it a complete listing of all potential tax risks involved in purchasing or holding shares of the Fund. You should consult your own tax advisor regarding specific questions of federal, state, local or foreign tax law.

17

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 2006 and 2005 has been audited by Anchin, Block & Anchin LLP, Independent Registered Public Accounting Firm, whose report, together with the Fund’s financial statements, are included in the annual report, which is available upon request. The information for the years ended December 31, 2004, 2003 and 2002 was audited by Weiser LLP.

	For the Year Ended December 31,

	2006	2005	2004	2003	2002

Net Asset Value Per Share,
Beginning of Year	$192.59	$196.70	$175.37	$150.08	$180.73

Income or (Loss) from Investment Operations
Net Investment Loss	(1.24)	(1.65)	(1.00)	(1.41)	(1.46)
Net Gain/(Loss) from Investments (both
realized and unrealized)	13.94	12.72	31.93	26.70	(28.27)

Total Increase/(Decrease) from Investment
Operations	12.70	11.07	30.93	25.29	(29.73)

Less Distributions
Distributions (from capital gains)	(14.94)	(15.18)	(9.60)	0.00	(0.92)

Net Asset Value Per Share, End of Year	$190.35	$192.59	$196.70	$175.37	$150.08

TOTAL INVESTMENT RETURN(a)	6.85%	5.49%	17.73%	16.85%	(16.46)%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)	$95,015	$100,272	$84,017	$76,518	$56,046
Ratio of Net Expenses to Average Net Assets	1.89%	1.88%	1.93%	1.99%	1.97%
Ratio of Total Expenses to Average Net Assets,
Including Expenses Paid or Reimbursed
by the Adviser	2.43%	2.24%	2.30%	2.43%	2.46%
Ratio of Net Investment Loss to Average
Net Assets	(0.64)%	(0.94)%	(0.54)%	(0.93)%	(0.94)%
Portfolio Turnover	44%	49%	60%	32%	40%

(a)	Total investment return is calculated assuming a purchase of common stock at net asset value at the beginning of the period, a sale at net asset value at the end of the period, reinvestment of all dividends and distributions at net asset value during the period and no redemption fee. Past performance results shown in this report should not be considered a representation of future performance. Investment return will vary and net asset value of shares, when redeemed, may be worth more or less than their original cost.

18

     The Fund’s Statement of Additional Information includes additional information about the Fund and is incorporated by reference herein (legally forms a part of this Prospectus). Additional information about the Fund’s investments is also available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund does not have an Internet Web site. You can obtain, free of charge, the Statement of Additional Information, annual and semi-annual reports and additional copies of this Prospectus, or make shareholder inquiries, by writing to the Fund at 527 Madison Avenue, New York, New York 10022, by telephoning the Fund collect at (212) 750-8585 or by sending a request by facsimile at (212) 980-8039. You can also obtain these and other related materials at the Securities and Exchange Commission’s internet site (http://www.sec.gov) or, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Securities and Exchange Commission, 100 F Street N.E., Washington, D.C. 20549-0102. You can also review and copy such materials at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (please call (202) 551-8090 in advance for available hours).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the related Statement of Additional Information.

INVESTMENT COMPANY ACT FILE NO. 811-8128

19

SUBSCRIPTION APPLICATION

W.P. Stewart & Co. Growth Fund, Inc.
Subscription Instructions

Basic Subscription Documents

     You may subscribe for shares of the common stock, par value $0.001 per share (“Shares”), of W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) by completing, signing and delivering the following basic subscription documents:

     (a) Subscription Application Form: Complete all requested information.

     (b) Subscription Agreement: Date and sign page S-19. The Subscription Agreement may be completed by a duly authorized officer or agent on behalf of a Subscriber.

     (c) Evidence of Authorization: Subscribers which are corporations should submit certified corporate resolutions authorizing the subscription and identifying the corporate officer(s) empowered to sign the basic subscription documents. Partnerships should submit an extract of the Partnership Agreement identifying the general partners. Trusts should submit a copy of the Trust Agreement. Employee benefit plans (including Individual Retirement Accounts) should submit a certificate of the trustee or an appropriate officer certifying that the subscription has been authorized and identifying the individual empowered to sign the basic subscription documents. (Entities may be requested to furnish other or additional documentation evidencing the authority to invest in the Fund.)

Delivery Instructions

     The Subscription Application Form, Subscription Agreement and evidence of authorization documents should be delivered or mailed to the Fund at the following address:

c/o W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attn: Fund Administration

     All basic subscription documents will be returned to the Subscriber if this subscription is not accepted.

This application is not a part of the prospectus.

Subscription Payments

     Payments for the amount subscribed (not less than $50,000 unless otherwise agreed in advance by the Fund) may be made by check, made payable to W.P. Stewart & Co. Growth Fund, Inc., or by wire transfer as follows:

Receiving Bank Information	State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02111

ABA No.	011000028

For Account of:	BNF=AC-65590622
Mutual Funds F/B/O W.P. Stewart

For Sub-account of:	OBI=Growth Fund
Shareholder Name/Account Number
Acceptance of Subscriptions

     The acceptance of subscriptions is within the absolute discretion of the Fund, which may require additional information prior to making a determination. The Fund will seek to notify the Subscriber of its acceptance or rejection of the subscription prior to the date of the proposed investment. If the subscription is rejected, the Fund will promptly refund (without interest) to the Subscriber any subscription payments received by the Fund.

     Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly the Fund may reject any purchase orders when the Fund becomes aware of potentially harmful market timing, short-term or excessive trading patterns by shareholders. Further, the Fund may reject any purchase order in accordance with the U.S. Patriot Act and Rules thereunder.

Additional Information

     For additional information concerning subscriptions, prospective investors should contact W.P. Stewart & Co., Inc. at (212) 750-8585.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR SUBSCRIBERS

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who subscribes.

     What this means for you: When you subscribe, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If the account is being opened on behalf of a trust, corporation, partnership, or other entity, we require further information about the individuals with authority or control over the account.

This application is not a part of the prospectus.

W.P. Stewart & Co. Growth Fund, Inc.

Subscription Application Form

Each Subscriber for shares of the common stock, par value $0.001 per share (“Shares”), of W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) is requested to furnish the following information (please print or type):

TYPE OF ACCOUNT (check one only):
☐ Individual	☐ Joint	☐ Sole Proprietor	☐ IRA	☐ Gift/Transfer to a Minor	☐ Trust
page S-6	page S-6	page S-6	page S-6	page S-7	page S-9

☐ Corporate	☐ Partnership	☐ Pension Plan	☐ Estate	☐ Other
page S-11	page S-11	page S-13	page S-14	(specify: ____________________________ )

Please complete the following section (for all account types):

Legal Name of Account:
*Mailing Address:

Telephone: ( )	Fax: ( )
E-mail:

*Please indicate above the address to which Fund communications and notices should be sent. If the Subscriber is a natural person, please also furnish below the Subscriber’s residential address, if different from the address indicated above:

Residential Address:

Duplicate Statement Address:

Relationship to client:	☐ Joint Owner	☐ Client Services	☐ Lawyer	☐ Accountant
	☐ Trustee	☐ Other (please specify: ______________________________)

Amount of Subscription:	$_______________________

Account Status:	☐ Tax-exempt Non tax-exempt	☐ Non tax-exempt
Tax Information:	Complete the Substitute W-9 form (pages S-4 and S-5) or provide a Form W-8

This application is not a part of the prospectus.

Tax Information

SUBSTITUTE Form W-9 Department of the Treasury Internal Revenue Service Request for Taxpayer Identification Number (“TIN”) and Certification	PART 1 — TAXPAYER IDENTIFICATION NUMBER (TIN). Enter your TIN in the box. To avoid back-up withholding, the TIN provided must match the name given on page S-3. For individuals, this is your social security number. For other entities, it is your employer identification number.	Provide TIN (Social Security Number or Employer Identification Number):
PART 2 — CERTIFICATION–Under penalties of perjury, I certify that:
(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued for me), and
(2) I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and
(3) I am a U.S. person (including a U.S. resident alien).
CERTIFICATION INSTRUCTIONS — You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. For real estate transactions, item (2) does not apply. For mortgage interest paid, acquisition or abandonment of secured property, cancellation of debt, contributions to an individual retirement arrangement (IRA), and generally, payments other than interest and dividends, you are not required to sign the Certification, but you must provide your correct TIN.
SIGNATURE...........................................................................................................................

Name and title or representative capacity, if applicable: ...................................................................

DATE....................................................................................................................................
PART 3 (complete page S-5) Awaiting TIN ☐
NOTE: FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 28% OF ANY PAYMENTS MADE TO YOU.

This application is not a part of the prospectus.

YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU CHECKED THE BOX IN
PART 3 OF SUBSTITUTE FORM W-9.

CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

     I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me, and either I have mailed or delivered an application to receive a Taxpayer Identification Number to the appropriate Internal Revenue Service Center or Social Security Administration Office and have attached a copy of such application to this Certificate. I understand that if I do not provide a Taxpayer Identification Number by the time of payment, 28% of all reportable payments made to me will be withheld, but that such amounts will be refunded to me if I then provide a Taxpayer Identification Number within 30 days. I further understand that if I do not provide a Taxpayer Identification Number within 30 days, my account may be closed and the proceeds returned to me.

Signature ________________________________________________	Date: ___________________________________________
Name and title or representative capacity, if applicable:_______________________________________

This application is not a part of the prospectus.

INDIVIDUAL, JOINT*, SOLE PROPRIETOR OR IRA ACCOUNT

PRIMARY OWNER NAME:____________________________________________☐ Mr.   ☐ Mrs.   ☐ Ms.

Social Security Number:	-or-	Taxpayer I.D. Number:

Date of Birth (month/day/year):
Citizenship: ☐ U.S. ☐ Non U.S.	Country of tax residence: ☐ U.S.	Other: _______________________

JOINT* OWNER NAME:____________________________________________☐ Mr.   ☐ Mrs.   ☐ Ms.
* (Joint Tenants with Rights of Survivorship presumed unless otherwise instructed.)

Social Security Number:	-or-	Taxpayer I.D. Number:

Date of Birth (month/day/year):
Citizenship: ☐ U.S. ☐ Non U.S.	Country of tax residence: ☐ U.S.	Other: _______________________

•	If you are a U.S. citizen, please provide a copy of your driver’s license and/or passport with your application form. (This applies to both parties if you are establishing a joint account.)

•	If you are a non-U.S. citizen, please provide a copy of either: (1) your passport (cover, photo and information page) or (2) your National ID card (ID card cannot be a driver’s license and must contain photo). Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

Primary
Passport or ID number:
Country of issuance:
Date of issue:
Expiration date:
Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Joint
Passport or ID number:
Country of issuance:
Date of issue:
Expiration date:
Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Is the primary or joint account holder, or a family member, a current or former government official in a country other than the U.S., or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212) 750-8585 to obtain additional documentation. ☐ Yes     ☐ No

This application is not a part of the prospectus.

GIFT/TRANSFER TO A MINOR ACCOUNT (page 1 of 2)

NAME OF GUARDIAN/CUSTODIAN (only one): ___________________________________________☐ Mr.   ☐ Mrs.   ☐ Ms.

Social Security Number:	-or-	Taxpayer I.D. Number:

Date of Birth (month/day/year):
Citizenship: ☐ U.S. ☐ Non U.S.	Country of tax residence: ☐ U.S.	☐ Other: _______________________

If Custodian is a U.S. citizen, please provide a copy of your driver’s license and/or passport with your application form.

If Custodian is a non-U.S. citizen, please provide a copy of either: (1) your passport (cover, photo and information page) or (2) your National ID card (ID card cannot be a driver’s license and must contain photo). Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

Passport or ID number:
Country of issuance:
Date of issue:
Expiration date:
Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Are you or a family member a current or former government official in a country other than the U.S., or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212) 750-8585 to obtain additional documentation.☐Yes     ☐No

As Custodian for __________________________________________	under the ________________________________
Minor’s name (only one)
State of Donor

Uniform Gift/Transfer to Minors Act.

This application is not a part of the prospectus.

GIFT/TRANSFER TO A MINOR ACCOUNT (page 2 of 2)

Minor’s Social Security Number:	-or-	Minor’s Taxpayer I.D. Number:

Minor’s Date of Birth (month/day/year):
Minor’s Citizenship: ☐ U.S. ☐ Non U.S.	Country of tax residence: ☐ U.S.	☐ Other:

If the Minor is a U.S. citizen, please provide a copy of the Minor's driver's license and/or passport or other government issued identification containing a photograph of the minor (if any) with your application form.

If the Minor is a non-U.S. citizen, please provide a copy of either: (1) the Minor's passport (cover, photo and information page) or (2) the Minor's National ID card (ID card cannot be a driver's license and must contain photo). Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

Passport or ID number:
Country of issuance:
Date of issue:
Expiration date:
Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Is a family member of the Minor a current or former government official in a country other than the U.S., or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212) 750-8585 to obtain additional documentation. ☐ Yes       ☐No

Minor’s State of Residence
Minor’s Address (if different from Guardian/Custodian):

This application is not a part of the prospectus.

TRUST ACCOUNT (page 1 of 2)

Please enclose with this application the following documents:

— A copy of the complete Trust Agreement
— If the Trustee is a legal entity, then the Trustee should provide evidence of the authority of the signatory to the Subscription Agreement to execute these subscription documents such as certified corporate resolutions authorizing the subscription and identifying the person(s) authorized to sign the subscription documents.
— For each individual (beneficiary, grantor, trustee and authorized signer), please complete the Client Identification Data Sheet on page S-16.

NAME OF TRUST:______________________________________________________________________________________

Taxpayer I.D. Number of the Trust

Date of Trust (month/day/year):

JURISDICTION OF ORGANIZATION:_______________________________________________________________________

Instructions: Please complete and return this form and provide the name of: (i) every trustee, (ii) every person who contributed assets to the trust (settlors or grantors), and (iii) every current beneficiary that has, directly or indirectly, an interest of 25% or more in the trust. If there are intermediaries that are not individuals, continue up the chain or ownership listing their 25% or more equity interest holders until individuals are listed. If there are no 25% beneficial owners, please write “None.”

NAME	ADDRESS	STATUS (BENEFICIARY/ GRANTOR/ TRUSTEE)

ARE YOU A FINANCIAL INTERMEDIARY?*      ☐ Yes      ☐ No
*Rule 22c-2 under the Investment Company Act of 1940 defines a financial intermediary as: (1) any broker, dealer, bank, or other person or entity that holds securities issued by the fund in nominee name; (2) a unit

( continued on next page)

This application is not a part of the prospectus.

TRUST ACCOUNT (page 2 of 2)

(continued from previous page)

investment trust or fund that invests in the fund in reliance on Section 12(d)(1)(E) of the 1940 Act; and (3) in the case of a participant-directed employee benefit plan that owns securities issued by the fund (i) a retirement plan administrator under Section 3(16)(A) of the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) any entity that maintains the plan’s participant records.

FINANCIAL INFORMATION:

Please list all other financial services firms where you have established a relationship (list up to 4 firms):

This application is not a part of the prospectus.

CORPORATE (OR) PARTNERSHIP ACCOUNT (page 1 of 2)

Please enclose with this application the following documents:

— Certified Articles of Incorporation or Formation, or
— Government-issued Business License of Corporation, or
— Partnership Agreement, and
— Evidence of the authority of the signatory to execute the Subscription Application and Subscription Agreement for the entity such as certified corporate resolutions authorizing the subscription and identifying the officer(s) empowered to sign the basic subscription documents, and
— For each authorized signer (there must be at least one), please complete the Client Identification Data Sheet on page S-16.

NAME OF CORPORATION OR PARTNERSHIP:

TRADE NAME (DBA):

JURISDICTION OF ORGANIZATION:

COUNTRY OF TAX RESIDENCE:

TAX ID NUMBER:

REGULATED FINANCIAL SERVICES FIRM: ☐ Yes ☐ No

NAME OF REGULATORY BODY:

TYPE OF ORGANIZATION:	☐ Bank / Nominee
	☐ Public Company	Ticker Symbol: ____________________________
☐ Brokerage Firm
☐ Bank Private Corp. / Association / Hospital
☐ Trust Company
☐ Partnership / Investment Club
☐ Insurance Company
☐ Foundation / Charity
	☐ Other (please specify)	___________________________________

ARE YOU A FINANCIAL INTERMEDIARY?*      ☐ Yes      ☐ No
*Rule 22c-2 under the Investment Company Act of 1940 defines a financial intermediary as: (1) any broker, dealer, bank, or other person or entity that holds securities issued by the fund in nominee name; (2) a unit investment trust or fund that invests in the fund in reliance on Section 12(d)(1)(E) of the 1940 Act; and (3) in the case of a participant-directed employee benefit plan that owns securities issued by the fund (i) a retirement plan administrator under Section 3(16)(A) of the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) any entity that maintains the plan’s participant records.

This application is not a part of the prospectus.

CORPORATE (OR) PARTNERSHIP ACCOUNT (page 2 of 2)

FINANCIAL INFORMATION:

Please list all other financial services firms where you have established a relationship (list up to 4 firms):

PLEASE COMPLETE CHART ONLY IF CORPORATION / PARTNERSHIP IS A PRIVATELY HELD ENTITY. If you are not a U.S. public entity, please also provide a list of primary shareholders, partners or owners and a list of senior officers.

Instructions: Please complete and return this form and provide the name of every person who is, directly or indirectly through intermediaries, the beneficial owner of 25% of any voting or non-voting class of equity interests of the Subscriber. If the intermediary’s shareholders or partners are not individuals, continue up the chain or ownership listing their 25% or more equity interest holders until individuals are listed. If there are no 25% beneficial owners, please write  “None.”

FULL NAME	ADDRESS	EMPLOYER AND POSITION	CITIZENSHIP OR PRINCIPAL PLACE OF BUSINESS

For each individual, please complete the Client Identification Data Sheet located on page S-16.

This application is not a part of the prospectus.

PENSION ACCOUNT

Please provide the following documentation with your Subscription Application:

— Determination Letter (letter from the IRS indicating that the plan is set up as tax-exempt)
— A copy of the Plan Documents
— A Certificate of Incumbency of the trustee or an appropriate officer certifying that the subscription has been authorized, and identifying the individuals empowered to sign the Subscription Agreement.

NAME OF PENSION:

JURISDICTION OF ORGANIZATION:

PLAN IDENTIFICATION NUMBER:

NAME OF PENSION ADMINISTRATOR:

ADDRESS OF PENSION ADMINISTRATOR:

TYPE OF PENSION:	☐ 401(K)
☐ Profit Sharing Plan
☐ Money Purchase Pension Plan
	Other (please specify)	___________________________________
	__________________________	___________________________________

ARE YOU A FINANCIAL INTERMEDIARY?*      ☐ Yes      ☐ No
*Rule 22c-2 under the Investment Company Act of 1940 defines a financial intermediary as: (1) any broker, dealer, bank, or other person or entity that holds securities issued by the fund in nominee name; (2) a unit investment trust or fund that invests in the fund in reliance on Section 12(d)(1)(E) of the 1940 Act; and (3) in the case of a participant-directed employee benefit plan that owns securities issued by the fund (i) a retirement plan administrator under Section 3(16)(A) of the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) any entity that maintains the plan’s participant records.

For each individual authorized to sign the basic subscription documents, please complete the Client Identification Data Sheet located on page S-16.

This application is not a part of the prospectus.

ESTATE

Please enclose the following documentation with your Subscription Application:

— Certified copy of court appointment (dated within 60 days)

NAME OF ESTATE: ______________________________________________________________________________________

Taxpayer I.D. Number of Estate:

NAME OF EXECUTOR: ________________________________________________________________☐ Mr.   ☐ Mrs.   ☐ Ms.

Social Security Number:

Date of Birth (month/day/year):
Citizenship: ☐ U.S. ☐ Non U.S.	Country of tax residence: ☐ U.S.	☐ Other: _______________________

Additional paperwork may be required.

If Executor is a U.S. citizen, please provide a copy of your driver’s license and/or passport with your application form. (This applies to both parties if you are establishing a joint account.)

If Executor is a non-U.S. citizen, please provide a copy of either: (1) your passport (cover, photo and information page) or (2) your National ID card (ID card cannot be a driver’s license and must contain photo). Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

Executor
Passport or ID number:
Country of issuance:
Date of issue:
Expiration date:
Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

This application is not a part of the prospectus.

POWER OF ATTORNEY

Please provide the following documentation with your Subscription Application:

— The Power of Attorney (original or court certified copy)
— Completed Client Identification Data Sheet located on page S-16 for the individual authorized to place purchase or redemption orders on behalf of the client (“POA”)

DUPLICATE STATEMENT

If a duplicate copy of the statement should be sent, please complete page S-3.

This application is not a part of the prospectus.

CLIENT IDENTIFICATION DATA SHEET

(for an Individual including Trust Beneficiary, Grantor, Trustee, Authorized Signer,
25% or greater owner of a Privately Held Entity, POA)

NAME OF INDIVIDUAL: ________________________________________________________________☐ Mr.   ☐ Mrs.   ☐ Ms.

Residential Address:

Social Security Number:	-or-	Taxpayer I.D. Number:

Date of Birth (month/day/year):
Citizenship: ☐ U.S. ☐ Non U.S.	Country of tax residence: ☐ U.S.	☐ Other: _______________________

If you are a U.S. citizen, please provide a copy of your driver’s license and/or passport with your application form.

If you are a non-U.S. citizen, please provide a copy of either: (1) your passport (cover, photo and information page) or (2) your National ID card (ID card cannot be a driver’s license and must contain photo). Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

Passport or ID number:
Country of issuance:
Date of issue:
Expiration date:
Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Are you or a family member a current or former government official in a country other than the U.S., or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212) 750-8585 to obtain additional documentation. ☐ Yes       ☐ No

This application is not a part of the prospectus.

W.P. Stewart & Co. Growth Fund, Inc.

Subscription Agreement

W.P. Stewart & Co. Growth Fund, Inc.
c/o W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022-4212

Ladies and Gentlemen:

     The undersigned (the “Subscriber”) hereby acknowledges having received the current prospectus (the “Prospectus”) dated April 30, 2007 and annual report as of December 31, 2006 of W.P. Stewart & Co. Growth Fund, Inc., a corporation organized under the laws of the State of Maryland (the “Fund”).

     Subscription Commitment
     The Subscriber hereby subscribes for as many shares of the common stock of the Fund, par value $0.001 (the “Shares”), as may be purchased including fractional shares at the net asset value per Share (as set forth in the Prospectus) next computed after receipt prior to the close of business at the New York Stock Exchange (normally 4:00 p.m., New York City time) of this Subscription Agreement and payment from the Subscriber for the amount set forth in the accompanying Subscription Application Form completed and signed by the Subscriber (which shall be considered an integral part of this Subscription Agreement). This Subscription Agreement and the Subscription Application Form need be submitted only by new investors.

     The Subscriber understands that this subscription is not binding on the Fund until accepted by the Fund, and may be rejected by the Fund in its absolute discretion. If so rejected, the Fund shall return to the Subscriber, without interest or deduction, any payment tendered by the Subscriber, and the Fund and the Subscriber shall have no further obligation to each other hereunder. Unless and until rejected by the Fund this subscription shall be irrevocable by the Subscriber.

     Representations, Warranties and Covenants
     To induce the Fund to accept this subscription, the Subscriber hereby makes the following representations, warranties and covenants to the Fund:

     (a) The information set forth in the accompanying Subscription Application Form is true, accurate and complete as of the date hereof, and the Subscriber will promptly notify the Fund of any change in such information. The Subscriber is not involved in any money laundering schemes, and the source of this investment is not derived from any unlawful criminal activities. The Subscriber consents to the disclosure of any such information, and any other information furnished to the Fund, to any governmental authority, self-regulatory organization or, to the extent required by law, to any other person.

     (b) In deciding whether to invest in the Fund, the Subscriber has not relied or acted on the basis of any representations or other information purported to be given on behalf of the Fund or the investment adviser of the Fund except as set forth in the Prospectus, the Fund’s Statement of Additional Information or the Fund’s Registration Statement on Form N-1A (it being understood that no person has been authorized by the Fund or the Fund’s investment adviser to furnish any such representations or other information).

This agreement is not a part of the prospectus.

     (c) The Subscriber has the authority and legal capacity to execute, deliver and perform this Subscription Agreement and to purchase and hold Shares.

     (d) If the Subscriber is, or is acting on behalf of, an employee benefit plan (a “Plan”) which is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”): (i) the Plan, and any fiduciaries responsible for the Plan’s investments, are aware of and understand the Fund’s investment objective, policies and methods, (ii) the decision to invest the Plan’s assets in the Fund by such fiduciaries was made with appropriate consideration of and in compliance with, the investment duties upon such fiduciaries under Section 404(a)(1)(B) of ERISA and the diversification requirements of Section 404(a)(1)(C) of ERISA; (iii) the fiduciary or other person signing this Subscription Agreement is independent of the Fund and the investment adviser of the Fund; and (iv) this subscription and the investment in the Fund contemplated hereby are in accordance with all requirements applicable to the Plan and its trust under its governing instruments and under ERISA.

     Indemnification
     The Subscriber agrees that the subscription made hereby may be accepted in reliance on the representations, warranties, agreements, covenants and confirmations set out above. The Subscriber agrees to indemnify and hold harmless the Fund and the Fund’s investment adviser (including for this purpose their respective shareholders, members, directors, managers, officers and employees, and each person who controls any of them within the meaning of Section 20 of the Securities Exchange Act of 1934, as amended) from and against any and all loss, damage, liability or expense, including reasonable costs and attorneys’ fees and disbursements, which the Fund, such adviser or such persons may incur by reason of, or in connection with, any representation or warranty made herein (or in the accompanying Subscription Application Form) not having been true when made, any misrepresentation made by the Subscriber or any failure by the Subscriber to fulfill any of the covenants or agreements set forth herein, in the Subscription Application Form or in any other document provided by the Subscriber to the Fund.

     Miscellaneous
     (a) The Subscriber agrees that neither this Subscription Agreement, nor any of the Subscriber’s rights or interest herein or hereunder, is transferable or assignable by the Subscriber, and further agrees that the transfer or assignment of any Shares acquired pursuant hereto shall be made only in accordance with the provisions hereof and all applicable laws.

     (b) The Subscriber agrees that, except as permitted by applicable law, it may not cancel, terminate or revoke this Subscription Agreement or any agreement of the Subscriber made hereunder, and that this Subscription Agreement shall survive the death or legal disability of the Subscriber and shall be binding upon the Subscriber’s heirs, executors, administrators, successors and assigns.

     (c) All of the representations, warranties, covenants, agreements and confirmations set out above and in the Subscription Application Form shall survive the acceptance of the subscription made herein and the issuance of any Shares.

     (d) This Subscription Agreement together with the Subscription Application Form constitute the entire agreement between the parties hereto with respect to the subject matter hereof and may be amended only by a writing executed by both parties.

This agreement is not a part of the prospectus.

     (e) Within ten days after receipt of a written request therefor from the Fund, the Subscriber agrees to provide such information and to execute and deliver such documents as the Fund may deem reasonably necessary to comply with any and all laws, rules, regulations and ordinances to which the Fund is or may be subject.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR SUBSCRIBERS

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who subscribes.

     What this means for you: When you subscribe, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

     Notices
     Any notice required or permitted to be given to the Subscriber in relation to the Fund shall be sent to the address specified on page S-3 of the Subscription Application Form accompanying this Subscription Agreement or to such other address as the Subscriber designates by written notice received by the Fund.

     Governing Law
     This Subscription Agreement shall be governed by the laws of the State of New York without regard to the conflicts of law provisions thereof.

Very truly yours,

Name of Subscriber	Name of Subscriber (if joint)

Signature	Signature

Name and title or representative capacity, if	Name and title or representative capacity, if
applicable	applicable

Dated: ________________________	Dated: ________________________

* * * * *

     The foregoing is hereby accepted, subject to the conditions set forth herein.

Dated: ________________________	W.P. Stewart & Co. Growth Fund, Inc.

By:

This agreement is not a part of the prospectus.

STATEMENT OF ADDITIONAL INFORMATION

W.P. Stewart & Co. Growth Fund, Inc.

Investment Adviser

W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022

     This Statement of Additional Information provides information about W.P. Stewart & Co. Growth Fund, Inc., in addition to the information contained in the Prospectus of the Fund dated April 30, 2007 (the “Prospectus”). Please retain this document for future reference.

     This Statement of Additional Information is not a prospectus. It relates to, should be read in conjunction with and incorporates by reference the Prospectus of the Fund. The audited financial statements and report of the Fund’s Independent Registered Public Accounting Firm for the Fund’s fiscal year ended December 31, 2006 are incorporated by reference into this Statement of Additional Information from the Fund’s annual report to shareholders for the year ended December 31, 2006. You may obtain the Fund’s Prospectus and annual report to shareholders free of charge by requesting it in writing or by telephoning the Fund (collect) at (212) 750-8585.

April 30, 2007

PERFORMANCE	25
Total Return Calculations	26
Other Advertisement Matters	27

PROXY VOTING POLICIES AND PROCEDURES	27

FINANCIAL STATEMENTS	31

CONTACT INFORMATION	31

ORGANIZATION OF THE FUND

     W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) is a corporation organized under Maryland law on September 23, 1993. The Fund is a registered open-end, non-diversified, management investment company (commonly known as a mutual fund). The Fund commenced investment operations on February 28, 1994. W.P. Stewart & Co., Inc., a registered investment adviser (the “Adviser”), is the Fund’s investment adviser. You may purchase shares of the Fund, par value $0.001 per share (“Shares”), in the manner described in the Fund’s Prospectus dated April 30, 2007.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Investment Objective and Methods

     The Fund’s investment objective is to earn capital gains for shareholders. The Fund’s investment objective is a fundamental policy of the Fund, which may not be changed without a vote of a “majority” of the outstanding shares (as defined in the Investment Company Act of 1940, as amended (the “Act”)). The Adviser seeks to achieve the Fund’s investment objective by investing in common stocks of companies based on a variety of factors. Such factors include: the company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the U.S. and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Fund’s portfolio normally consists primarily of common stocks of U.S.-based companies listed on the New York Stock Exchange, Inc. (the “New York Stock Exchange”). There can be no assurance that the Fund will achieve its investment objective.

     The Fund may also invest in the following:

     Temporary Positions: For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities of the U.S. government or its agencies or instrumentalities, interest-bearing accounts maintained with financial institutions, including banks, investment grade short-term debt securities and commercial paper of U.S. companies or repurchase agreements, as well as other money market instruments. The Fund may also invest in such debt securities in order to earn a return on available cash balances pending investment or reinvestment.

     Repurchase Agreements: A repurchase agreement customarily requires the seller to agree to repurchase the securities from the Fund at a mutually agreed upon time and price. The total amount received by the Fund on repurchase would be calculated to exceed the price paid by the Fund, reflecting an agreed upon yield for the period of time to the settlement (repurchase) date. The underlying securities (collateral) are ordinarily U.S. government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements will be fully collateralized at all times. It is the policy of the Fund to obtain possession of collateral with a market value equal to or in excess of the principal amount sold under the agreement. If the seller defaults in its obligation to repurchase, the Fund may suffer a loss as a result of the cost in liquidating the collateral and if the collateral declines in value.

     Foreign Investments: The Fund may invest in stocks issued by non-U.S. companies. Such investments will normally be made through the purchase of American Depositary Receipts (“ADRs”).

     ADRs represent an investment in shares of non-U.S. companies but are denominated in U.S. Dollars and usually are listed on a U.S. stock exchange or traded through NASDAQ. Investments in ADRs involve certain risks that investments directly in U.S. stocks do not. Because the underlying security represented by an ADR is normally denominated in a currency other than the U.S. Dollar, the value of the ADR as measured in U.S. Dollars will be affected favorably or unfavorably by movements in currency exchange rates. This may occur even though the price of the underlying security in the foreign currency in which the security trades directly does not vary. Dividends will normally be declared in the currency in which the underlying security is denominated. The amount of dividends received by the holder of an ADR as measured in U.S. Dollars will be affected favorably or unfavorably by movements in currency exchange rates because the dividend will normally be converted into U.S. Dollars before payment. Also, dividends declared on the underlying investment represented by an ADR generally will be subject to foreign withholding taxes.

     The Fund does not currently have any direct investments in non-U.S. stocks (although it may have indirect investments in non-U.S. stocks through the purchase of ADRs), but it may make such investments in the future. Investments directly in the securities of foreign companies present special risks and considerations not typically associated with investing in U.S. securities and ADRs. In addition to the exchange rate risks and withholding tax issues described above for ADRs, investments directly in foreign securities may be subject to taxes on capital gains and interest. Other risks and considerations can include political and economic instability, different accounting and financial reporting standards, less available public information regarding companies, exchange control and capital flow regulations and different tax treatment. The securities markets on which such foreign securities trade may be less liquid and settlement delays may be experienced, resulting in losses to the Fund and periods when such assets are unavailable to pay redemptions.

     The Fund does not intend to enter into any type of transaction to hedge currency fluctuations.

     Fixed Income and Convertible Securities: The Fund may invest in investment grade debt or preferred equity securities, including securities convertible into or exchangeable for other equity securities. Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make interest or principal payments, as well as market risk, which is the risk that the securities may lose value because interest rates rise. Convertible securities typically are corporate bonds or preferred stocks that may be converted at a specified time and price into shares of common stock. Convertible securities generally provide a fixed income stream and afford the investor the opportunity to participate in the appreciation of the underlying common stock. Convertible securities generally perform like regular debt securities, that is, if interest rates rise, the value of the securities usually will fall. Furthermore, since they are convertible into common stock, convertible securities also have the same types of risks as investing in the underlying common stock.

     Borrowing: The Fund is authorized to borrow money in amounts up to 33 1/3% of the Fund’s total assets (including the amount borrowed) for any purpose. The Fund also is authorized to borrow an additional 5% of its total assets (not including the amount borrowed) for temporary purposes (such as clearance of portfolio transactions, the payment of dividends and Share redemptions). Neither the Fund nor the Adviser, on behalf of the Fund, presently intends to borrow more than 5% of the Fund’s net assets, except that for temporary purposes, borrowings may be up to 10% of the Fund’s net assets.

     The Fund has an unsecured revolving line of credit from State Street Bank and Trust Company pursuant to which it can borrow up to the lesser of (a) $5 million or (b) 10% of the Fund’s net assets. This line of credit can be used only (i) to temporarily finance the purchase or sale of securities or (ii) to finance the redemption of Shares.

     Illiquid Securities: The Fund may hold up to 5% of the value of its total assets in illiquid securities, including certain securities which cannot be readily resold to the public because of legal or contractual restrictions, non-negotiable deposits with banks, repurchase agreements which have a maturity of longer than seven days and securities that are not readily marketable.

     Lending Portfolio Securities: The Fund may lend its portfolio securities to brokers, dealers and financial institutions when secured by collateral maintained on a daily marked-to-market basis in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may at any time demand the return of the securities loaned. The Fund will continue to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral, a portion of which generally will be rebated to the borrower. Any cash collateral received under these loans will be invested in short-term money market instruments. Where voting or consent rights with respect to the loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved will have a material effect on the Fund’s investment in the securities loaned. The Fund intends to limit its securities lending activities so that no more than 5% of the value of the Fund’s total assets will be represented by securities loaned. The Fund does not currently intend to lend securities.

Portfolio Turnover

     Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever appropriate, in the Adviser’s view, to achieve the principal objective of the Fund to provide capital gains. The rate of portfolio turnover is calculated by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities (excluding short-term U.S. government obligations and other short-term investments) for the particular fiscal year by the monthly average of the value of the portfolio securities (excluding short-term U.S. government obligations and short-term investments) owned by the Fund during the particular fiscal year. The Fund’s rate of portfolio turnover for the fiscal years ended December 31, 2005 and 2006 was 49% and 44%, respectively. The rate of portfolio turnover is not a limiting factor when the Adviser deems portfolio changes appropriate to achieve the Fund’s investment objective.

Fundamental Investment Policies

     The Fund has adopted certain fundamental investment policies which can be changed only with the approval of shareholders holding a majority of the total number of outstanding Shares. As defined in the Act, this means the lesser of (a) 67% or more of the Shares of the Fund at a meeting where more than 50% of the outstanding Shares is present in person or by proxy or (b) more than 50% of the outstanding Shares of the Fund.

     The following is a complete list of the Fund’s fundamental investment policies:

     (1) The Fund will not make short sales of securities, invest in warrants or put or call options (or combinations thereof) or purchase any securities on margin, except for short-term credits necessary for clearance of portfolio transactions.

     (2) The Fund will not issue senior securities.

     (3) The Fund may borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) and the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes.

     (4) The Fund will not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under Federal securities laws, in connection with the sale of its portfolio securities.

     (5) The Fund will not invest more than 5% of the value of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or in other “illiquid” securities (including non-negotiable deposits with banks and repurchase agreements of a duration of more than seven days). For purposes of this policy, illiquid securities do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund’s Board of Directors based upon the trading markets for such securities.

     (6) The Fund will not invest more than 5% of the value of its total assets in securities of companies which, including their predecessors, have a record of less than three years’ continuous operation.

     (7) The Fund will not invest more than 25% of the value of its total assets in any one industry or group of related industries.

     (8) The Fund will not invest in real estate, real estate limited partnerships or real estate mortgage loans, although the Fund may invest in marketable securities which are secured by real estate and marketable securities of companies which invest or deal in real estate or real estate mortgage loans.

     (9) The Fund will not engage in the purchase or sale of commodities or commodity futures contracts or invest in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities issued by companies that engage in such activities.

     (10) The Fund will not make loans, except that this restriction shall not prohibit (1) the purchase of publicly distributed debt securities in accordance with the Fund’s investment objectives and policies, (2) the lending of portfolio securities and (3) entering into repurchase agreements.

     For purposes of fundamental investment policy (7), “industry” and “group of related industries” are determined by reference to the Standard Industrial Classification (“SIC”) codes, as defined by the Department of Commerce and published by the Securities and Exchange Commission (the “Commission”) (and as amended from time to time).

     If a percentage restriction is satisfied at the time of investment, a subsequent increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation of the foregoing restrictions. Whenever any investment policy or investment restriction states a maximum percentage of the Fund’s assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the acquisition of such security or property. For purposes of fundamental investment policy (3), any borrowings that come to exceed such amounts will be reduced to the extent necessary to comply with the Act.

Non-Fundamental Investment Policies

     The Fund does not intend to invest in the securities of other investment companies. A policy which is non-fundamental may be changed by the Fund’s Board of Directors without shareholder approval.

Selective Disclosure of Portfolio Holdings

     In order to help ensure that portfolio holdings information is provided in a manner that is in the best interest of the Fund’s shareholders, the Fund’s Board of Directors has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio security holdings, its trading strategies, pending transactions and the purchase and sale of Fund shares (“Fund Data”) by the Fund, the Adviser or its affiliates. The Board of Directors also provides ongoing oversight of the Fund’s and the Adviser’s compliance with these procedures.

     The Fund publicly discloses a complete list of its portfolio holdings as of the end of each calendar quarter. The information can be accessed from the Commission’s website at http://www.sec.gov 60 to 70 days after the end of a calendar quarter. Beginning on the day following the date on which the Fund’s portfolio holdings are disclosed on the website, the Fund will deliver the information to any person who requests it. The Fund only provides publicly available portfolio holdings information to ratings agencies.

     Pursuant to these policies and procedures, the Fund’s portfolio holdings information may not be released to any third party prior to the information becoming public. Certain limited exceptions have been approved by the Board and are described below. These policies and procedures apply to disclosure to all categories of persons, including individual investors, institutional investors, the Fund’s Distributor, intermediaries that distribute the Fund’s shares, third-party service providers, rating and ranking organizations and the Fund’s affiliates. The Fund’s Board of Directors must authorize any disclosure of the Fund’s portfolio securities and only authorizes such disclosure if it determines (after consideration of any actual or potential conflicts of interests) that such disclosure is in the best interests of shareholders and is necessary for the day-to-day operations of the Fund. The Fund has adopted and approved policies and procedures, including a Code of Ethics, a Code of Conduct, and various policies regarding securities trading and trade allocations to address potential conflicts of interest that may arise. As part of its oversight, the Board receives reports (quarterly) from the Fund’s Chief Compliance Officer, regarding the Fund’s and Adviser’s compliance with these policies, including, if applicable, information with respect to any violations of these procedures and how such violations/conflicts were resolved.

     The Board of Directors has authorized release of Fund Data to various services providers that the Board has determined require such information in order to assist the Fund in its day-to-day operations and management. Accordingly the Fund, on an on-going basis periodically discloses non-public portfolio holdings information on a confidential basis to the following persons or entities (with the noted frequency and, if applicable, lag time):

Fund’s Board of Directors	(Quarterly: at least 15 days after the period)

Fund’s Adviser	(Daily)

Fund’s administrator and transfer agent –
State Street Bank & Trust Company	(Daily)

Fund’s custodian, State Street Bank & Trust Company	(Daily)

Fund’s independent registered public accounting firm –
Anchin, Block and Anchin LLP	(Monthly)

Fund’s counsel – Davis Polk & Wardwell	(Quarterly: at least 15 days after the period)

Counsel to the Independent Directors –
Frank Giordano, Esq	(Quarterly: at least 15 days after the period)

Adviser’s affiliate broker-dealer –
W.P. Stewart Securities Limited	(Per trade)

     The Fund believes each of the foregoing recipients, pursuant to contractual or fiduciary obligations, is required to keep all non-public information confidential and is prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to the Fund. While certain of the service providers are not under formal confidentiality obligations in connection with disclosure of Fund Data, the Fund would not continue to conduct business with a person who the Fund believes was misusing the disclosed information.

     The Fund, the Adviser and its affiliates receive no compensation or other consideration with respect to disclosures of portfolio holdings.

     There can be no assurance that the Fund’s policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

MANAGEMENT OF THE FUND

     The Fund has a Board of Directors which is responsible for the management and operations of the Fund. The Board of Directors oversees the officers of the Fund and the Adviser and decides upon general policy matters. A majority of the Directors are not “interested persons” (as defined in the Act) of the Fund or the Adviser (the “Independent Directors”). The following table sets forth information pertaining to the members of the Board of Directors and principal officers of the Fund as of April 30, 2007. Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.”

Number
of
		Term of		Portfolios	Other
		Office*** and		Overseen	Directorships
Name,* Address** and	Position(s)	Length of	Principal Occupation(s)	within	Held by the
Age	with Fund	Time Served	during Past 5 Years	the Fund	Director****

Independent Directors:
Norman H. Brown,	Director	Director	Senior Managing Director of Brock	l	Macquarie
Jr.† (60)		since	Capital Group LLC (advisory and		Infrastructure
		February	investment firm) since December		Company
		2003	2003; Managing Director/Senior

† Chairman of the Audit Committee.

Number
of
		Term of		Portfolios	Other
		Office*** and		Overseen	Directorships
Name,* Address** and	Position(s)	Length of	Principal Occupation(s)	within	Held by the
Age	with Fund	Time Served	during Past 5 Years	the Fund	Director****

Advisor of Credit Suisse First
Boston (financial services
company) from 2000 to 2002.

Craig M. Ferguson	Director	Director	Retired since 1998; Founded Craig	1	None
(69)		since June	M. Ferguson & Co. Inc. (insurance
		2006	brokerage firm) in 1970.

Margaret T. Monaco	Director	Director	Principal of Probus Advisors	1	Barnes &
(59)		since June	(financial and management		Noble, Inc.;
		2006	consultants) since October 2003;		Stage Stores,
			Chief Operating Officer of Merrill		Inc.
Lynch & Co., Inc.—Ventures LLC /
Kecalp Inc. (private equity
employee investment funds) from
April 1998 to October 2003.

Joseph M. Santarella	Director	Director	Retired since 1999; Managing	1	None
(68)		since July	Director and Chief Fiduciary
		2003	Officer of Chase Manhattan Private
Bank, N.A. from 1996 to March
1999.

William F. Waters	Director	Director	Director of 30 offshore funds	1	Hansberger
(75)		since July	advised by Permal Asset		Global
		2003	Management since 1996; Managing		Investors
			Director of Haussman Holdings (an		International
			offshore mutual fund) from January		Value Fund,
			1998 to August 2005; Director of		Emerging
			18 offshore funds advised by MFS		Markets Fund,
			Investment Management from April		Growth Fund
			1996 to December 2002.		and Core Fund

Number
of
		Term of		Portfolios	Other
		Office*** and		Overseen	Directorships
Name,* Address** and	Position(s)	Length of	Principal Occupation(s)	within	Held by the
Age	with Fund	Time Served	during Past 5 Years	the Fund	Director****

Interested Directors:
Susan G. Leber‡ (40)	Director,	Director	Managing Director – Chief	1	None
Trinity Hall	Treasurer	since March	Financial Officer of W.P. Stewart &
43 Cedar Avenue	and	2006;	Co., Ltd., the Adviser’s parent, since
Hamilton HM 12	Principal	Treasurer	March 2006; Deputy Managing
Bermuda	Financial	since June	Director – Chief Financial Officer
	Officer	1999;	of the Adviser’s parent, from May
		Principal	2005 to March 2006; Deputy
		Financial	Managing Director –Financial
		Officer since	Operations of the Adviser’s parent
		January	from March 2003 to May 2005;
		2002	Director of Financial Operations of
the Adviser’s parent from December
2001 to March 2003; Ms. Leber also
serves as a Director of W.P. Stewart
Investment Partnership, L.P. since
December 2003.

Rocco Macri‡ (47)	Director	Director	Managing Director—Chief	1	None
Trinity Hall		since June	Operating Officer of W.P. Stewart
43 Cedar Avenue		2006	& Co. Ltd., the Adviser’s parent,
Hamilton HM 12			since May 2005; Deputy Managing
Bermuda			Director—Chief Financial Officer
of the Adviser’s parent from
September 2001 to May 2005;
various officerships and
directorships with other affiliates of
the Adviser since 1999.

Officers:
John C. Mahler, Jr.	President	President	President and Portfolio Manager of	1	None
(49)		since	the Fund since January 2006;
		January	Portfolio Manager of the Adviser
		2006	since December 2005; Head of
Equities from January 2004 to
November 2005 and Director of
Research from October 2001 to
December 2003 at Brown Brothers

‡ “Interested person” of the Fund by reason of affiliation with the Adviser or Adviser’s parent company.

Number
of
		Term of		Portfolios	Other
		Office*** and		Overseen	Directorships
Name,* Address** and	Position(s)	Length of	Principal Occupation(s)	within	Held by the
Age	with Fund	Time Served	during Past 5 Years	the Fund	Director****

Harriman & Company (financial
services firm).

Michael W. Stamm	Secretary	Secretary	General Counsel and Assistant	1	None
(59)	and Chief	since	Secretary of W.P. Stewart & Co.,
	Compliance	October	Ltd., the Adviser’s parent, and
	Officer	2002; Chief	General Counsel and Secretary of
		Compliance	the Adviser since August 2002.
		Officer since	From 2000 to July 2002, Mr. Stamm
		February	was Executive Vice President and
		2004	General Counsel of HealthMarket
Inc., a health care company.

Alison A. Proshan	Assistant	Assistant	Associate General Counsel and	1	None
(38)	Secretary	Secretary	Assistant Secretary of W.P. Stewart
		since June	& Co., Ltd., the Adviser’s parent,
		1999	and Associate General Counsel and
Assistant Secretary of the Adviser
since January 1999; various
officerships with other affiliates of
the Adviser since 1999.

*	William J. Genco served as an Independent Director from June 6, 2006 until the date of his resignation on October 30, 2006.
**	Unless otherwise noted, the business address of the Directors and officers is 527 Madison Avenue, New York, NY 10022.
***	There is no set term of office for Directors and officers. The table shows the number of years for which they have served as Director and/or officer.
****	This column includes only directorships of companies required to register, or file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Standing Board Committee

     The Board of Directors has established three standing committees: Audit, Nominating and Valuation.

     The Audit Committee is composed of Independent Directors. Currently, Mr. Brown, Mr. Ferguson, Ms. Monaco, Mr. Santarella and Mr. Waters, all the Independent Directors, are members of the Committee. The responsibilities of the Audit Committee are to assist the Board of Directors in overseeing the Fund’s independent accountants, accounting policies and procedures, and other areas relating to the Fund’s auditing processes. The scope of the Audit Committee’s responsibilities is oversight. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the independent accountants’ responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended December 31, 2006.

     The Nominating and Corporate Governance Committee (formerly known as the Nominating Committee) is composed of Independent Directors. Currently, Mr. Brown, Mr. Ferguson, Ms. Monaco, Mr. Santarella and Mr. Waters, all the Independent Directors, are members of such Committee. This Committee interviews and recommends to the Board persons to be nominated for election as Directors by the Fund’s shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee will consider candidates proposed by shareholders for election as Directors. The Committee also recommends to the Board Independent Directors to be selected for membership on Board Committees and periodically reviews and, if appropriate, revises the Fund’s corporate governance and corporate compliance policies and procedures. The Committee met three times during the fiscal year ended December 31, 2006.

     The Valuation Committee is composed of any two (2) Directors. This Committee is responsible for determining the fair value of securities between Board meetings in instances when the determination has not been delegated to the Adviser. The Valuation Committee also may address any other valuation issues that arise unless or until the Board determines to address those issues. This Committee did not meet during the fiscal year ended December 31, 2006.

Compensation

     The Fund makes no payments to any of its officers or Interested Directors for services and the Fund does not pay any retirement benefits. However, each of the Fund’s Independent Directors is paid by the Fund a fee of $1,875 for each meeting of the Fund’s Board of Directors, and for each meeting of any committee of the Board of Directors, that he or she attends (and commencing January 1, 2006 will include those attended by telephone conference call). The Chairman of the Audit Committee receives an additional $1,875 per annum. Each Independent Director is reimbursed by the Fund for any expenses he or she may incur in connection with services he or she may perform for the Fund. The following table sets forth the aggregate compensation paid by the Fund to the Independent Directors of the Fund for service in the fiscal year ended December 31, 2006:

Compensation Table

		Pension of		Total
		Retirement		Compensation
		Benefits		from Fund and
	Aggregate	Accrued as	Number of	Fund Complex
	Compensation	Part of Fund	Funds in	Paid to
Name and Position	from the Fund	Expenses	Complex	Directors*

Norman H. Brown, Jr	$18,750	$0.00	1	$18,750
Director

Craig M. Ferguson	$7,500	$0.00	1	$7,500
Director

William J. Genco**	$3,750	$0.00	1	$3,750
Director

Margaret T. Monaco	$7,500	$0.00	1	$7,500
Director

Joseph M. Santarella	$16,875	$0.00	1	$16,875
Director

William F. Waters	$16,875	$0.00	1	$16,875
Director

*	Neither the Adviser nor any of its affiliates serves as investment adviser to any registered investment company other than the Fund.

**	Effective October 30, 2006 Mr. Genco resigned from the Board of Directors.

     The following table sets forth the dollar range of equity securities in the Fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Fund Complex, if any, as of December 31, 2006.

Director Share Ownership Table

		Aggregate Dollar Range of Equity
	Dollar Range of	Securities in All Registered
	Equity Securities in	Investment Companies Overseen By
Name of Director	the Fund	Director in Fund Complex

Independent Directors
Norman H. Brown, Jr	$10,001 - $50,000	$10,001 - $50,000
Craig M. Ferguson	$0.00	$0.00
Margaret T. Monaco	$0.00	$0.00
Joseph M. Santarella	$10,001 - $50,000	$10,001 - $50,000
William F. Waters	$10,001 - $50,000	$10,001 - $50,000
Interested Directors
Susan G. Leber	$0.00	$0.00
Rocco Macri	$0.00	$0.00

     As of December 31, 2006, none of the Independent Directors or their immediate family members owned securities, beneficially or of record, of the Adviser or ALPS Distributors, Inc., the Fund’s distributor (the “Distributor”), or a person (other than a registered investment company) directly or indirectly “controlling,” “controlled by,” or “under common control with” (within the meaning of the Act) the Adviser or Distributor.

     As of April 24, 2007, the Directors and officers of the Fund as a group owned less than 1% of the Shares outstanding.

INVESTMENT ADVISORY AND OTHER SERVICES

     As described in the Fund’s Prospectus, the Adviser is the Fund’s investment adviser pursuant to an agreement between the Adviser and the Fund (the “Investment Advisory Services Agreement”) and, as such, manages the Fund’s portfolio. The Adviser is a Delaware corporation which was incorporated in 1998. The Adviser is registered under the Investment Advisers Act of 1940 as an investment adviser. From February 28, 1994 (commencement of the Fund’s investment operations) to July 1, 1998, the Fund’s investment adviser was the predecessor of the Adviser’s parent company. The Adviser’s business office is located at 527 Madison Avenue, New York, New York 10022-4212. Its telephone number is (212) 750-8585 and its facsimile number is (212) 980-8039. The Adviser is a wholly owned subsidiary of W.P. Stewart & Co., Ltd., a Bermuda corporation (“W.P. Stewart-Bermuda”), which is also registered as an investment adviser. W.P. Stewart-Bermuda is controlled by WPS II, Inc., a privately-owned holding company.

     Under the Investment Advisory Services Agreement, the Adviser is responsible for the management of the Fund’s portfolio and continually reviews its holdings in light of its own research analyses and those of other relevant sources. Reports of portfolio transactions are reviewed by the Directors of the Fund on a regular basis.

     The Adviser has agreed that it may waive advisory fees and/or reimburse expenses of the Fund so that total Fund operating expenses do not exceed 2.5% of the average annual net assets of the Fund up to $30 million, 2% of the next $70 million of average annual net assets of the Fund up to $100 million, and 1.5% of the average annual net assets of the Fund in excess of $100 million. Such voluntary waiver and/or expense reimbursement is not required by the Investment Advisory Services Agreement between the Fund and the Adviser and may be discontinued at any time. For the fiscal years ended December 31, 2006, 2005 and 2004, the Adviser did not waive advisory fees and/or reimburse expenses of the Fund pursuant to such waiver and/or reimbursement agreement. During the same periods, the Fund paid the Adviser and its predecessor an advisory fee of 1.5% of the average daily net assets of the Fund. In addition, the Adviser voluntarily bears or reimburses the cost of certain services incurred by the Fund, including audit, legal, distribution and other miscellaneous expenses, although this arrangement may change in the future. The amount of the expenses for services borne or reimbursed by the Adviser was $528,887 for the year ended December 31, 2006.

     For the fiscal years ended December 31, 2006, 2005 and 2004, fees paid to the Adviser in accordance with the terms of the Investment Advisory Services Agreement totaled $1,453,933, $1,374,650 and $1,194,083, respectively. At a meeting of the Board of Directors held on September 19, 2006, the Board approved the continuation of the Fund’s Investment Advisory Services Agreement for an additional year.

Portfolio Manager

     Dr. John C. Mahler, Jr. is responsible for the day-to-day management of the Fund’s portfolio.

     Portfolio Manager Compensation Structure

     Dr. Mahler, the Fund’s portfolio manager, is compensated by W.P. Stewart & Co., Inc. (“WPS Inc.” or the “Adviser”), the adviser of the Fund, not by the Fund. Dr. Mahler’s compensation is dependent upon the percentage of the compensation pool that is awarded to him by the Fund’s Adviser’s parent, W.P. Stewart & Co., Ltd. (“WPL”). This compensation pool is based upon a percentage of the adjusted operating profit of the Fund’s Adviser’s parent group of companies. Under the terms of an employment agreement between the portfolio manager and WPS Inc. the portfolio manager’s compensation has both a fixed and variable component. The fixed portion of such compensation is a guaranteed amount. The variable portion of Dr. Mahler’s compensation is neither determined nor dependent upon the Fund’s performance but rather is based upon an evaluation of his responsibilities as an analyst/portfolio manager of the Fund’s Adviser. A variable component of Dr. Mahler’s compensation is an eligibility to receive a percentage of certain performance fees, if any, earned by a team of portfolio managers. Finally, Dr. Mahler may receive a percentage of his overall compensation in the form of restricted stock of WPL, which vests over time.

     Other Accounts Table
     The following provides information regarding other accounts managed by Dr. Mahler as of January 15, 2007:

			Number of	Assets in Accounts
			Accounts for	for which
	Total Number of	Total Assets in	which Advisory	Advisory Fee is
	Accounts	Accounts	Fee is Based on	Based on
Category of Account	Managed	Managed	Performance	Performance

Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$202 million	0	$0
Other Accounts	9	$12 million	0	$0

Security Ownership in Fund

     Dr. Mahler does not own any shares of the Fund.

Potential Conflicts of Interest

     The Adviser manages and expects to continue to manage other investment and trading accounts with objectives similar in whole or in part to those of the Fund, including other collective investment vehicles which may be managed or sponsored by the Adviser and in which the Adviser may have an equity interest.

     The Investment Advisory Services Agreement requires that the Adviser act in a manner that it considers fair, reasonable and equitable in allocating investment opportunities to the Fund, but does not otherwise impose any specific obligations or requirements concerning the allocation of time, effort or investment opportunities to the Fund or any restrictions on the nature or timing of investments for the account of the Fund and for the Adviser’s own account or for other accounts which the Adviser may manage. The Adviser is not obligated to devote any specific amount of time to the affairs of the Fund and is not required to give exclusivity or priority to the Fund in the event of limited investment opportunities.

     When the Adviser determines that it would be appropriate for the Fund and one or more of its other investment accounts to participate in an investment opportunity, the Adviser will seek to execute orders for all of the participating investment accounts, including the Fund, on an equitable basis. If the Adviser determines to invest at the same time for more than one of the investment accounts, the Adviser, in accordance with its procedures, may place combined orders for all such accounts simultaneously and if all such orders are not filled at the same price, it may average the prices paid. Similarly, if an order on behalf of more than one account cannot be fully executed under prevailing market conditions, the Adviser may allocate the investments among the different accounts on a basis that it considers equitable (typically pro rata at average price).

     The Adviser selects the brokers to be used for the Fund’s transactions, and the Adviser’s affiliate is permitted to act as broker for the Fund. See “Brokerage Allocation.”

Duty of Care

     The Articles of Incorporation of the Fund provide that no Director or officer of the Fund shall have any liability to the Fund or its shareholders for damages in the absence of willful misfeasance, bad faith, gross negligence or recklessness or as otherwise required by the Maryland General Corporation Law. The Articles of Incorporation and By-Laws of the Fund contain provisions for the indemnification by the Fund of its Directors and officers to the fullest extent permitted by law.

     The Investment Advisory Services Agreement provides that the Adviser shall not be liable to the Fund or its shareholders for any loss or damage occasioned by any acts or omissions in the performance of its services as Adviser in the absence of willful misfeasance, bad faith, gross negligence or recklessness or as otherwise required by law.

Code of Ethics

     The Fund and the Adviser have adopted a Code of Ethics (adopted in compliance with Rule 17j-1 under the Act and Rule 204A-1 of the Investment Advisers Act of 1940), which permits officers and employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions. The Code of Ethics is on file with the Commission and is available through the Commission’s EDGAR system.

BROKERAGE ALLOCATION

     The Adviser is responsible for the placement of the portfolio transactions of the Fund and the negotiation of any commissions paid on such transactions. Portfolio securities transactions generally will be effected through brokers on securities exchanges or directly with the issuer or an underwriter or market maker for the securities. Purchases and sales of portfolio securities through brokers involve a commission to the broker. Purchases and sales of portfolio securities with dealers serving as market makers include the spread between the bid and the asked prices.

     As described in the Prospectus, the Fund is non-diversified and tends to take larger positions in fewer different portfolio companies than most other mutual funds. In addition, the Adviser may select the same investments for the Fund as for its other managed accounts, resulting in a large volume of trades on the same day in any particular security. In an effort to obtain best execution for its clients in the aggregate, including the Fund, the Adviser will take into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution, operational facilities of the firm involved and the firm’s risk in positioning a block of securities. In light of these considerations, brokerage transactions normally will be effected through the Adviser’s affiliate, W.P. Stewart Securities Limited with trades being executed and cleared through other broker-dealers. The Adviser believes that this practice results in a better overall execution to its clients, including the Fund. The Adviser’s affiliate will conduct any brokerage services it performs for the Fund in compliance with the requirements of Section 17(e)(2) of the Act and Rule 17e-1 thereunder, and the Board of Directors of the Fund has adopted procedures designed to ensure such compliance.

     Through December 31, 2006, the Adviser’s affiliate charged the Fund commissions not exceeding the rates charged to the Adviser’s institutional customers for similar trades at the time of execution. For the fiscal years ended December 31, 2006, 2005 and 2004, the Fund paid the Adviser’s affiliate brokerage commissions of $172,278, $205,538 and $204,308, respectively. For the fiscal year ended December 31, 2006, the Fund paid total brokerage commissions of $172,278, all of which was paid to W.P. Stewart Securities Limited for effecting 100% of the aggregate number of transactions in which the Fund paid brokerage commissions. The aggregate amount of brokerage commissions paid by the Fund for the fiscal years ended December 31, 2005 and December 31, 2004 was $205,538 and $204,308, respectively.

     Brokerage transactions will be executed by other brokers and dealers selected by the Adviser on the basis of a variety of factors, including the following: the ability to effect prompt and reliable executions at favorable prices; the operational efficiency with which transactions are effected; the financial strength, integrity and stability of the broker; the quality, comprehensiveness and frequency of available research and related services considered to be of value; and the competitiveness of commission rates in comparison with other brokers satisfying the Adviser’s other selection criteria. Research and related services furnished by brokers may include written information and analyses concerning specific securities, companies or sectors; market, financial and economic studies and forecasts; statistics and pricing or appraisal services, as well as discussions with research personnel, along with hardware, software, data bases and other news, technical and telecommunications services and equipment utilized in the investment management process. The Adviser may pay higher commissions to brokerage firms that provide it with such investment and research information if the Adviser determines such prices or commissions are reasonable in relation to the overall services provided. Research and related services provided by broker-dealers used by the Fund may be utilized by the Adviser or its affiliates in connection with its investment services for other accounts and, likewise, research and related services provided by broker-dealers used for transactions of other accounts may be utilized by the Adviser in performing its services for the Fund. The Adviser will make appropriate allocations so that it bears the cost of any such services used for purposes other than for investment management, for example, for administration.

CUSTODIAN, ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT

     The Fund’s securities and other assets will normally be held in the custody of State Street Bank and Trust Company (“State Street”), which has its principal place of business at 2 Avenue de Lafayette, Boston, MA 02111. Under the Custodian Contract, State Street is reimbursed by the Fund for its disbursements, expenses and charges incurred in connection with the foregoing services and receives a fee from the Fund based on the average assets of the Fund, subject to a minimum monthly fee of $3,000.

     State Street also provides certain administrative services to the Fund pursuant to an Administration Agreement, including overseeing the determination of the net asset value of the Fund, maintaining certain books and records of the Fund, and preparing and/or filing periodic reports, advertising materials, supplements, proxy materials and other filings. In consideration for these services, State Street is paid a fee based on a percentage of the average assets of the Fund, subject to a minimum annual fee of $65,000.

     State Street also provides certain shareholder services to the Fund pursuant to a Transfer Agency and Service Agreement, including disbursing dividends and distributions, disbursing redemption proceeds, processing subscription applications and serving as transfer agent and registrar. In consideration for these services, State Street is paid a monthly fee of $2,500 ($30,000 annually).

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Anchin, Block & Anchin LLP, 1375 Broadway, New York, NY 10018, serves as the independent registered public accounting firm for the Fund. It audits the Fund’s annual financial statements and renders reports thereon, which are included in the annual report to shareholders. In addition, the Fund’s auditor reviews certain filings of the Fund with the Commission and prepares the Fund’s federal and state corporation tax returns.

CAPITAL STOCK

     The authorized capital stock of the Fund consists of 100,000,000 Shares, all of one class and of $0.001 par value per Share, and all having equal voting, redemption, dividend and liquidation rights. Shares are fully paid and non-assessable when issued and are redeemable and subject to redemption under certain conditions described in the Prospectus. Shares have no preemptive, conversion or cumulative voting rights.

     Pursuant to the By-Laws of the Fund adopted under the provisions of the laws of Maryland, the Fund’s jurisdiction of incorporation, the Fund will not generally hold annual meetings of Fund shareholders. Shareholder meetings, however, will be held when required by the Act or Maryland laws, or when called by the Board of Directors, the President or shareholders owning at least 10% of the outstanding Shares. The Fund is obligated to bear the cost of any such notice and meeting.

DISTRIBUTION OF THE FUND’S SHARES

     The Adviser may pay out of its own resources persons who sell Shares of the Fund.

     The Fund has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (previously defined as the “Distributor”) in connection with the promotion and distribution of the Fund’s Shares. The Distributor is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distribution Agreement calls for the Distributor to use its best efforts to solicit orders for the sale of Shares of the Fund, which are continuously offered. The Distributor is not affiliated with the Adviser. The Adviser has agreed to bear, out of its own resources, all of the fees payable to the Distributor for its distribution services to the Fund as well as other fees and expenses in connection with the distribution of Fund Shares. Pursuant to the Distribution Agreement, the distributor receives no underwriting commissions. The Fund also offers its Shares directly.

COMPUTATION OF NET ASSET VALUE

     Shares of the Fund are sold at net asset value. For a discussion of how net asset value is determined, see “Pricing of Shares” in the Prospectus. The Fund computes its net asset value once daily on days the New York

Stock Exchange is open for trading. The New York Stock Exchange ordinarily is closed on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Using the Fund’s net asset value at December 31, 2006, the maximum offering price of the Fund’s Shares was as follows:

Net Assets	$95,014,734
Number of Shares Outstanding	499,169
Offering Price per Share	$190.35
PURCHASE OF SHARES

     The methods of buying Shares are described in the Prospectus. There are no sales charges.

     The Fund may accept securities in payment of Shares provided such securities:

     (a) meet the investment objective and policies of the Fund;

     (b) are acquired by the Fund for investment and not for resale;

     (c) are liquid securities which are not restricted as to transfer either by law or liquidity of market; and

     (d) have a value which is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

REDEMPTIONS

     The methods of redeeming Shares are described in the Prospectus.

TAX STATUS

     The Prospectus of the Fund contains information about the U.S. federal income tax consequences of ownership of Shares. Certain supplementary information is presented below.

United States Federal Income Taxation

     The following information is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, administrative rulings and judicial decisions as of the date hereof, all of which may be changed either retroactively or prospectively. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Fund, persons who borrow in order to acquire shares and certain foreign taxpayers). Prospective shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

     The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Code. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s annual gross income be derived from interest, dividends, payments with respect to certain securities loans, gains from the sale or other disposition of securities or options thereon or foreign currencies, other income derived with respect to its business of investing in such securities or currencies, and net income from interests in “qualified publicly traded partnerships,” as defined in the Code; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or in one or more “qualified publicly traded partnerships,” as defined in the Code.

     Qualification and election as a "regulated investment company" involve no supervision of investment policy or management by any government agency. As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income that is distributed to shareholders, provided that the Fund distributes to its shareholders at least 90% of its net taxable investment income (which includes, among other items, dividends, interest, the excess of any net short-term capital gains over net long-term capital losses and other taxable income other than net capital gains) and 90% of its net tax exempt interest income in each year.

     The Fund intends to make sufficient distributions in a timely manner in order to ensure that it will not be subject to the 4% U.S. federal excise tax on certain undistributed income of regulated investment companies. In order for the Fund to avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis), plus 98% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31).

     If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In that case, each shareholder will be required to report his or her share of such capital gains as long-term capital gains, will be able to claim his share of U.S. federal income taxes paid by the Fund on such gains as a credit or refund against his own U.S. federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his share of such gains and the related credit or refund.

     If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies (for example, by not meeting the 90% distribution requirement described above), all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, provided that a shareholder satisfied the applicable holding period and other requirements with respect to his Shares, dividend distributions would be taxable to the shareholder as “qualified dividend income” to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction in the case of a corporate shareholder.

     Certain other investments made by the Fund, such as investments in debt securities that have original issue discount, will cause the Fund to recognize income for U.S. federal income tax purposes prior to the Fund’s receipt of the corresponding distributable proceeds. In addition, the Fund’s investment in shares of certain foreign corporations and transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund or defer Fund losses. These provisions also may result in the Fund’s "marking-to-market" certain types of the positions in its portfolio (i.e., treating them as if they were sold). The Fund may thus recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In that case, the Fund may have to dispose of other securities and use the proceeds to make distributions in order to satisfy these distribution requirements. In addition, these rules could affect the character, amount and timing of distributions to shareholders.

     Dividends, interest and capital gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Such taxes will reduce the shareholders’ return. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes, but there can be no assurance that the Fund will qualify for treaty benefits.

Distributions

     Distributions to shareholders of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable as ordinary income to shareholders. Distributions of the Fund’s net capital gains (designated as capital gain dividends by the Fund) will be taxable to shareholders as long-term capital gains, regardless of the length of time the Shares have been held by a shareholder. The Fund expects that its distributions will consist primarily of long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder’s adjusted basis in his Shares, and as a capital gain thereafter (if the shareholder held his Shares as capital assets). Provided that the shareholder satisfies the applicable holding period and other requirements with respect to his Shares, (i) distributions of the Fund’s “qualified dividend income” made or deemed made by the Fund in taxable years beginning before January 1, 2011 will be treated as qualified dividend income received by the shareholder and will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gain and (ii) shareholders that are corporations may be entitled to claim a dividends-received deduction for a portion of certain distributions they receive. The Fund will inform its shareholders each year of the tax status of distributions received by shareholders for the previous year. A shareholder’s tax liabilities for such distributions will depend on his particular tax situation.

     Shareholders electing to reinvest distributions in additional Shares will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase Shares.

     All distributions of net investment income and net capital gains, whether received in cash or reinvested, must be reported by the shareholder on his U.S. federal income tax return. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to shareholders as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received.

     Distributions by the Fund result in a reduction in the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution could nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying Shares just prior to a distribution. Although the price of Shares purchased at the time includes the amount of the forthcoming distribution, the distribution will nevertheless be taxable to the purchaser.

Sale or Redemption of Shares

     A shareholder will recognize a taxable gain or loss, if any, if the shareholder sells or redeems his Shares. A shareholder will generally be subject to taxation based on the difference between his adjusted tax basis in the Shares sold or redeemed and the value of the cash or other property (including securities distributed by the Fund) received by him in payment therefor.

     Any gain or loss arising from the sale or redemption of Shares will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and will generally be long-term capital gain or loss if the shareholder’s holding period for the Shares is more than one year and short-term capital gain or loss if it is one year or less. Capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of Shares will generally be taxed at a maximum rate of 15% if the shareholder’s holding period for the Shares is more than 12 months. Any loss realized on a sale or redemption will be disallowed to the extent the Shares disposed of are replaced with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of Shares for which the shareholder has a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Shares. For purposes of determining a shareholder’s holding period for Shares, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

     A shareholder who recognizes a loss on a sale or other disposition of Shares will be required to report the sale or other disposition on IRS Form 8886 if the loss exceeds an applicable threshold amount. Failure to comply with the reporting requirements gives rise to substantial penalties. Certain states, including New York, may also have similar disclosure requirements. Shareholders should consult their tax advisors to determine whether they are required to file IRS Form 8886 in connection with a sale or other disposition of shares.

Backup Withholding

     The Fund will be required to withhold U.S. federal income tax at the rates specified in the Code on all taxable distributions payable to shareholders who fail to provide the Fund with their correct Taxpayer Identification Number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign Shareholders

     A "foreign shareholder" is an investor that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign partnership, or a foreign estate or trust. This disclosure assumes that a foreign shareholder’s ownership of Shares in the Fund is not effectively connected with a trade or business conducted by such foreign shareholder in the United States. A distribution of the Fund’s net investment income (other than a distribution of “qualified interest income”) to a foreign shareholder will be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty. In order to obtain a reduced rate of withholding, a foreign shareholder will be required to provide an Internal Revenue Service Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty.

     In general, a foreign shareholder generally will not be subject to U.S. federal income tax with respect to gain on the sale or redemption of shares of the Fund, distributions from the Fund of either net long-term capital gains or net short-term capital gains, distributions from the Fund of “qualified interest income,” or amounts retained by the Fund that are designated as undistributed capital gains. If the Fund is a “United States real property holding corporation” for U.S. federal income tax purposes, however, an exception to this general rule will apply to any distribution of gain from the Fund’s sale or other disposition of a U.S. real property interest that is made prior to December 31, 2007, to any foreign shareholder that has owned more than 5% of the relevant class of the Fund’s shares at any time during the one-year period ending on the date of the distribution. Any such distribution will be subject to withholding tax, and the foreign shareholder receiving the distribution will be required to file a U.S. federal income tax return. In the case of a foreign shareholder who is a nonresident alien individual, gain arising from the sale or redemption of shares of the Fund, distributions of net long-term capital gains and amounts retained by the Fund that are designated as undistributed capital gains ordinarily will be subject to U.S. income tax at a rate of 30% if such individual is present in the United States for 183 days or more during the taxable year and, in the case of gain arising from the sale or redemption of Fund shares, either the gain is attributable to an office or other fixed place of business maintained by the shareholder in the United States or the shareholder has a "tax home" in the United States.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisor with respect to the particular tax consequences to them of investment in the Fund.

State, Local and Foreign Taxes

     In addition to federal income taxes, shareholders of the Fund may be subject to state, local or foreign taxes on distributions from the Fund and on repurchases or redemptions of Shares. Shareholders should consult their tax advisors as to the application of such taxes and as to the tax status of distributions from the Fund and repurchases or redemptions of Shares in their own states and localities.

ERISA CONSIDERATIONS

     Persons who are fiduciaries with respect to an employee benefit plan subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including most qualified retirement plans and funded nonqualified plans of deferred compensation (an “ERISA Plan”) should consider, among other things, the matters described below before determining whether to invest in the Fund.

     ERISA imposes certain general and specific responsibilities on the persons who are the fiduciaries responsible for investing the assets of an ERISA Plan, including exclusive benefit of participants, prudence, diversification, absence of prohibited transactions, conformity of governing documents, and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor regulations provide that, to meet the prudence standard, a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, the role that the investment plays in the ERISA Plan’s portfolio, taking into consideration whether the investment is reasonably designed to further the ERISA Plan’s purposes in view of the risk of loss and opportunity for gain, the diversification of the Plan’s portfolio, an examination of the liquidity and current return factors relative to cash flow needs, and the projected return of the portfolio relative to the ERISA Plan’s funding objectives. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with the foregoing responsibilities under ERISA. A fiduciary may need to take other factors into consideration if the ERISA Plan permits participants to direct the investment of their accounts and the Fund is offered as an investment alternative under the ERISA Plan. If a fiduciary with respect to any such ERISA Plan breaches his responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary may be held personally liable for losses incurred by the ERISA Plan as a result of such breach.

     After an investment in the Fund has been made by an ERISA Plan, the fiduciaries responsible for that ERISA Plan’s investment decisions must periodically review the investment to determine whether it continues to satisfy the prudence and other requirements under ERISA. It is noted that, since the Fund is a mutual fund, the underlying assets of the Fund are not “plan assets,” within the meaning of the applicable ERISA regulations. Consequently, the fiduciaries of an investing ERISA Plan would not normally have responsibility for the investment decisions made by or on behalf of the Fund with respect to those underlying assets.

     The provisions of ERISA are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA contained in this Statement of Additional Information is, of necessity, general and may be affected by future judicial decisions and administrative regulations and rulings. Potential investors should consult with their legal advisors regarding the consequences under ERISA of the acquisition and ownership of Shares.

PERFORMANCE

     From time to time, the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. All performance information supplied by the Fund is historical and is not intended to indicate future returns. The Fund’s total return fluctuates in response to market conditions and other factors. The value of the Fund’s shares when redeemed may be more or less than their original cost.

     In performance advertising, the Fund may compare its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies that track the investment performance of investment companies (“Fund Tracking Companies”). The Fund may also compare any of its performance information with the performance of recognized stock indices, including but not limited to the Standard & Poor’s 500 Index. In addition, the Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Total Return Calculations

     Standardized total returns quoted in advertising and sales literature reflect all aspects of the Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund’s NAV per share over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

     Average annual total return before taxes is calculated by finding the average annual compounded rates of return of a hypothetical investment, over the one year, five year and since inception periods of the Fund, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

where:
P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value: ERV is the value, at the end of the applicable period, of ahypothetical $1,000 payment made at the beginning of the applicable period.
     The calculation (i) assumes all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the period, (ii) includes all recurring fees that are charged to all shareholder accounts, (iii) assumes complete redemption at the end of the 1, 5, or 10 year periods to determine the ending redeemable value, and (iv) does not take into account any Federal or state income taxes that may be payable upon redemption.

     Returns may also be calculated on certain after-tax bases (and are so presented in the Prospectus) under similar assumptions and using similar formulae as specified by the Commission except as set forth below. For example, returns may be calculated after taxes on distributions, which assume reinvestments of the amount of any distributions less applicable taxes on such distributions. In calculating such returns, T and ERV in the formula referenced above are replaced with T and ATVD, respectively, as follows:

T	=	average annual total return (after taxes on distributions)
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes onfund distributions and redemption but not after taxes on redemption

     Returns also may be calculated after taxes on distributions and the sale (redemption) of Portfolio shares. In calculating such returns, T and ERV in the formula referenced above are replaced with T and ATVDR, respectively, as follows:

T	=	average annual total return (after taxes on distributions and redemptions)
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

     After-tax returns assume the highest individual Federal income tax rate for each year included in the calculation. After tax returns do not reflect the effect of state and local taxes, the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor’s individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     In addition to average annual total return, the Fund may quote unaveraged or compounded total returns reflecting the simple change in value of an investment over a stated period. Such total returns are calculated according to the following formula:

(ERV–P)/P

where:
P	=	a hypothetical initial payment of $1,000
ERV	=	ending redeemable value: ERV is the value, at the end of the applicable period, of ahypothetical $1,000 payment made at the beginning of the applicable period.

Other Advertisement Matters

     The Fund may also include various other information in its advertisements. Information included in the Fund’s advertisements may include, but is not limited to (i) certain of the Fund’s portfolio holdings as of certain dates, and (ii) historical information as to the Fund’s net asset value (with or without dividends), as of one or more dates.

     Information regarding portfolio holdings or transactions, or related discussions, should not be considered as a recommendation to purchase or sell a particular security. Further, there is no assurance as of the date of publication of the advertisement or other material, that any securities discussed as having been purchased remain in a Fund’s portfolio or that securities discussed as having been sold have not been repurchased. Additionally, securities discussed as purchased or held do not represent a Fund’s entire portfolio and in the aggregate may represent a small percentage of a Fund’s portfolio.

PROXY VOTING POLICIES AND PROCEDURES

     The Fund has delegated the responsibility for voting proxies of their underlying portfolio securities to its investment adviser, W.P. Stewart & Co., Inc. (“WPS Inc.”). This delegated authority may be exercised by its parent company, W.P. Stewart & Co., Ltd. (“WPS Ltd.”). WPS Inc., an adviser registered with the Securities and Exchange Commission (the “SEC”) pursuant to the Advisers Act, provides investment advisory services to the Fund. WPS Inc., in conjunction with WPS Ltd., has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between WPS Inc. and the Fund (the “Adviser Procedures”).

     WPS Ltd. and W.P. Stewart Asset Management Ltd., each an investment adviser registered with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”), provide investment advisory services to individual clients, institutions, pension plans, pooled investment vehicles and funds (the “Advisory Clients”), and through WPS Ltd.’s subsidiary, to W.P. Stewart & Co. Growth Fund, Inc. (the “Fund” and, together with the Advisory Clients and Fund shareholders, the “Clients”). WPS Ltd. and W.P. Stewart Asset Management Ltd., in their capacity as advisers to the Advisory Clients and WPS Inc., as adviser to the Fund, are collectively referred to herein each as an “Adviser” and, collectively, as the “Advisers”. The responsibility of the Advisers under the Procedures is limited to the proxies of the securities under their direct management.

     The Advisers have prepared these proxy-voting procedures (the “Procedures”) in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the SEC under the Advisers Act and the Investment Company Act of 1940, as amended. Specifically, pursuant to Rule 204-2(c)(2) and Rule 206(4)-6 under the Advisers Act, the Procedures must: (i) be written; (ii) set forth the process by which the Adviser evaluates the issues presented by a proxy and a record of the Adviser’s decisions as to how the proxy will be voted; and (iii) adopt and implement procedures that are reasonably designed to insure that the Adviser votes proxies in the best interests of its Client, which include how the Adviser addresses material conflicts of interest between the Adviser and any of its Clients.

     All decisions about how to vote a proxy with respect to a Client account will be made in accordance with the best investment interests of our Clients, including stated investment objectives and in accordance with applicable statutory and regulatory requirements, and Client agreements, and the related factors that an Adviser believes appropriate and consistent with its fiduciary duties to its Clients.

     All proxies received by an Adviser will be sent to the Adviser’s Compliance Officer. The Compliance Officer will:

(1)	Keep a record of each proxy received;

(2)	Determine which accounts managed by the Adviser hold the security to which the proxy relates;

(3)	Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

(4)	Identify Routine Items, Non-Routine Items and Conflict of Interest Items on the proxy and determine whether a specific policy of the Adviser applies to the Non-Routine Items and Conflict of Interest Items.

● The Compliance Officer will identify any conflicts that exist between the interests of the Adviser and its Clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security to determine if the issuer is a Client of the Adviser or one of its affiliates or has some other relationship with the Adviser.

(5)	Vote a Routine Item (one that has no corporate governance implications), a Non-Routine Item or Conflict of Interest Item according to the Adviser’s Specific Policy; the Compliance Officer

should vote these proxies by completing them and mailing them in a timely and appropriate manner; and

(6)	If no specific policy applies to a Non-Routine Item or Conflict of Interest Item, the Compliance Officer shall follow the general policy voting of Non-Routine Items and Conflict of Interest Items.

     Each Adviser will vote proxies in the best interests of its Clients. The Advisers have adopted specific voting guidelines with respect to the following proxy issues:

Election of Directors:

1.	The Adviser will generally vote FOR the election of directors.

Independent Registered Public Accounting Firm:

2.	The Adviser will generally vote FOR the selection of the independent registered public accounting firm.

Reclassification of Common Stock:

3.	The Adviser will generally vote FOR increases in or reclassification of common stock.

Amendments to Charter or By-laws:

4.	The Adviser will generally vote FOR management recommendations adding or amending indemnification provisions in charter or by-laws.

Changes in Board of Directors:

5.	The Adviser will generally vote FOR changes in the board of directors.

Independent Director Compensation:

6.	The Adviser will generally vote FOR outside director compensation.

State of Incorporation:

7.	The Adviser will generally vote AGAINST proposals that a company reincorporate in another state.

Shareholder Rights:

8.	The Adviser will generally vote FOR proposals which provide for confidential voting, the right to call special meetings as well as the ability to act by written consent.

     Non-Routine and Conflict of Interest Items will be considered on a case-by-case basis with the following general principles as guidelines:

Non-Routine

Mergers and Corporate Restructurings:

1.	The Adviser will generally vote FOR management proposals for a merger or reorganization if the transaction appears to offer fair value.

2.	The Adviser will generally vote AGAINST shareholder resolutions that consider non-financial impacts of mergers.

Anti-Takeover Measures:

3.	The Adviser will generally vote AGAINST anti-greenmail provisions.

4.	The Adviser will generally vote FOR poison pill anti-takeover provisions.

Capital Structure:

5.	The Adviser will generally vote FOR proposals to reduce the par value of stock, increase the number of authorized shares, restore preemptive rights, stock splits and the creation of preferred stock that cannot be used as a takeover defense.

Proxy Contests:

6.	The Adviser will generally vote on a case-by-case basis in a contested election of directors considering the factors that include the long-term financial performance of the company, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Executive and Director Compensation:

7.	The Adviser will generally vote AGAINST shareholder proposals capping compensation, requiring compensation be submitted for shareholder vote, that all executive compensation be disclosed and that the director’s fees only be paid in stock.

Social Responsibility:

8.	The Adviser will consider proposals concerning social and environmental issues on a case-by- case basis and cast a vote in a manner that it believes will enhance the economic value of the company.

Conflicts of Interest

1.	If the Adviser has a direct or indirect interest in any issue that is the subject of a proxy to be voted for a Client’s account, the Adviser shall (a) disclose to the Client in writing the substance of the Adviser’s interest in the issue and shall seek from the Client written direction on how such issue is to be voted, and (b) if the Adviser does not receive written direction from a Client on how to vote on an issue on which the Adviser has a direct or indirect interest, the Adviser shall resolve the conflict by voting client securities based upon the recommendations of the issuer’s management.

2.	In lieu of the procedures outlined in paragraph 1, above, in the event of a conflict of interest, the Adviser may retain an independent firm that analyzes proxies and provides research and objective vote recommendations, which firm shall provide detailed analysis and voting recommendations for each proxy matter for which there is a perceived conflict.

3.	This existence of an issue in which the Adviser has a direct or indirect interest shall not prevent the Adviser from voting on other issues on the same proxy on which the Adviser does not have a conflict of interest.

     Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) by calling toll-free (888) 695-4092, or (2) on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

     The Fund will furnish to its shareholders annual reports containing financial statements examined by the Fund’s independent registered public accounting firm as soon as practicable after the end of the fiscal year of the Fund. The Fund will furnish, without charge, copies of its latest semi-annual and annual reports to shareholders upon request.

     The audited financial statements and report of the Fund’s independent accountants for the Fund’s fiscal year ended December 31, 2006 are incorporated by reference into this Statement of Additional Information from the Fund’s annual report to shareholders for the year ended December 31, 2006. The Fund’s annual report to shareholders can be obtained free of charge upon request in writing or by telephoning the Fund.

     The financial statements of the Fund included in the annual report to shareholders for the year ended December 31, 2006 have been incorporated herein by reference, in reliance with respect to the financial statements, on the report of Anchin, Block & Anchin LLP, independent registered public accounting firm, given on the authority of that firm as experts in auditing and accounting.

CONTACT INFORMATION

     For further information regarding the Fund or to request copies of the Fund’s Prospectus or Statement of Additional Information free of charge, telephone or write to the Fund at 527 Madison Avenue, New York, New York 10022, Telephone: (212) 750-8585, Facsimile: (212) 980-8039.

PART C

OTHER INFORMATION

Item 23. Exhibits

Exhibit Number

(a)	Amended Articles of Incorporation of the Fund. Incorporated by reference from Exhibit 1 to Post- Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).

(b)	Amended and Restated By-Laws of the Fund. Incorporated by reference from Exhibit (b) to Post- Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on April 30, 2003 (File No. 33-71142).

(c)	Portions of Articles of Incorporation and By-Laws of the Fund defining the rights of holders of shares in the Fund. Incorporated by reference from Exhibit 4 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).

(d)	Form of Investment Advisory Services Agreement between the Fund and the Adviser. Incorporated by reference from Exhibit (d) to Post-Effective Amendment No. 9 to the Registration Statement filed on Form N-1A on May 10, 2000 (File No. 33-71142).

(e)	Distribution Agreement between the Fund and ALPS Distributors, Inc. Incorporated by reference from Exhibit (e) to Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on April 30, 2003 (File No. 33-71142).
	(i)	Restated Distribution Agreement between the Fund and ALPS Distributors, Inc. Incorporated by reference from Exhibit (e)(i) to Post-Effective Amendment No. 16 to the Registration Statement filed on Form N-1A on May 1, 2006 (File No. 33-71142).
	(ii)	Form of Broker Dealer Selling Agreement.*
	(iii)	Form of 22c-2 Addendum to existing Selling Agreements with ALPS Distributors, Inc.*
	(iv)	Form of Rule 22c-2 Agreement between the Fund and financial intermediaries.*

(f)	Not applicable.

(g)	(i)	Custodian Contract between the Fund and State Street Bank and Trust Company. Incorporated by reference from Exhibit 8 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).
	(ii)	Amendment to Custodian Contract. Incorporated by reference from Exhibit (g)(ii) to Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-1A on February 26, 1999 (File No. 33-71142).

(h)	(i)	Administration Agreement and Transfer Agency and Service Agreement, each between the Fund and State Street Bank and Trust Company. Incorporated by reference from Exhibit 9 to Post- Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).
	(ii)	Amendment No. 1 to Administration Agreement. Incorporated by reference from Exhibit (h)(ii) to Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on April 30, 2003 (File No. 33-71142).
	(iii)	Loan Agreement between the Fund and State Street Bank and Trust Company. Incorporated by reference from Exhibit (h)(iii) to Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on April 30, 2003 (File No. 33-71142).
	(iv)	Second Amendment to Loan Agreement. Incorporated by reference from Exhibit (h)(iii) to Post- Effective Amendment No. 15 to the Registration Statement filed on Form N-1A on May 2, 2005 (File No. 33-71142).
	(v)	Third Amendment to Loan Agreement between the Fund and State Street Bank and Trust Company. Incorporated by reference from Exhibit (h)(v) to Post-Effective Amendment No. 16 to the Registration Statement filed on Form N-1A on May 1, 2006 (File No. 33-71142).

Exhibit Number

(vi) Fourth Amendment to Loan Agreement between the Fund and State Street Bank and Trust Company. *

(i)	Opinion of Venable Baetjer and Howard, LLP, special Maryland counsel for the Fund. Incorporated by reference from Exhibit (i) to Post-Effective Amendment No. 10 to the Registration Statement filed on Form N-1A on April 27, 2001 (File No. 33-71142).

(j)	Consent of Anchin, Block & Anchin LLP, independent registered public accounting firm for the Fund.*

(k)	Not applicable.

(l)	Subscription Agreement between the Fund and WPS & Co., N.V. Incorporated by reference from Exhibit 13 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	Amended Restated Code of Ethics. Incorporated by reference from Exhibit (p) to Post-Effective Amendment No. 16 to the Registration Statement filed on Form N-1A on May 1, 2006 (File No. 33- 71142).

(q)	Powers of Attorney. Incorporated by reference from Exhibit (q) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A on August 29, 2006 (File No. 33-71142).

* Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

     As of the date hereof, the Fund does not control and is not under common control with any other person.

Item 25. Indemnification

     Every person who is or was a director, officer or employee of the Fund has the right to be indemnified to the fullest extent permitted by law for any liabilities incurred and reasonable expenses of defending against claims or threatened claims in connection with his office, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of his office. See Article Ninth of the Articles of Incorporation and Article 9 of the Amended By-Laws for a more complete description of matters related to indemnification.

Item 26. Business and Other Connections of Investment Adviser

     The Adviser, including the Fund’s predecessor adviser, has been engaged since 1975 in the business of providing discretionary and non-discretionary investment advisory services and brokerage services to various clients.

     The other businesses, professions, vocations or employments of a substantial nature in which the Adviser’s directors and executive officers are, or have been, engaged within the last two fiscal years for their own account or in the capacity of director, officer, employee, partner or trustee are as set forth below:

     Michael W. Stamm is Secretary and Chief Compliance Officer of the Fund, Director, General Counsel, Chief Compliance Officer and Secretary of the Adviser and, since August 2002, has served as General Counsel and Assistant Secretary of W.P. Stewart & Co., Ltd., the Adviser’s parent, and several of its affiliates. From 2000 to July 2002, Mr. Stamm was Executive Vice President and General Counsel of HealthMarket Inc., a healthcare company.

     Rocco Macri is Director of the Fund, Director and Chief Executive Officer of the Adviser and Managing Director – Chief Operating Officer of W.P. Stewart & Co., Ltd., the Adviser’s parent, since May 2005 after serving as Deputy Managing Director – Chief Financial Officer of the Adviser’s parent from September 2001 to May 2005. Mr. Macri holds directorships and the following positions with several of the Adviser’s parent’s affiliates: Chief Financial Officer, Chief Operating Officer and Treasurer.

     Susan G. Leber is Director, Treasurer and Principal Financial Officer of the Fund, Director and Chief Financial Officer of the Adviser and became Managing Director – Chief Financial Officer of W.P. Stewart & Co., Ltd., the Adviser’s parent, in July 2006 after serving as Chief Financial Officer since March 2006 and Deputy Managing Director – Chief Financial Officer of the Adviser’s parent since March 2003. In addition, Ms. Leber holds the following positions with several of the Adviser’s parent’s affiliates: President, Chief Financial Officer or Finance Director.

     Alison A. Proshan is Assistant Secretary of the Fund, Associate General Counsel and Assistant Secretary of the Adviser and, since January 1999 has served as Associate General Counsel and Assistant Secretary of W.P. Stewart & Co., Ltd., the Adviser’s parent, and several of its affiliates.

Item 27. Principal Underwriters

     (a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Fifth Third Bank, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Healthshares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, Nasdaq 100 Trust, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

     (b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Position(s) and Office(s) with Distributor	Position(s) and Office(s) with Fund

Edmund J. Burke	President; Director	None
Thomas Carter	Managing Director – Sales and Finance; Director	None
Jeremy O. May	Managing Director – Operations and Client Service;	None
Assistant Secretary; Director
Cameron L. Miller	Director	None
Diana Adams	Vice President, Controller, Treasurer	None
Robert J. Szydlowski	Chief Technology Officer	None
Tane Tyler	Chief Legal Officer, Secretary	None
Brad Swenson	Chief Compliance Officer	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

     (c) Not applicable.

Item 28. Location of Accounts and Records

	Account, Book or Other Document (Numbers refer to Subparagraphs under Rule 31a-1(b) of the Act)	Name of Person Maintaining

(1)	Journals (or other records or original entry) containing an itemized daily record in detail of all purchases and sales of securities, all receipts and deliveries of securities, all receipts and disbursements of cash and all other debits and credits.	State Street Bank and Trust Company

(2)	General and auxiliary ledgers (or other records) reflecting all asset, liability, reserve,	State Street Bank

	Account, Book or Other Document (Numbers refer to Subparagraphs under Rule 31a-1(b) of the Act)	Name of Person Maintaining

	capital, income and expense accounts.	and Trust Company

(3)	Not applicable.

(4)	Corporate Charters, By-Laws and Minute Books.	The Adviser

(5)	Record of each brokerage order given by or on behalf of the Fund.	State Street Bank and Trust Company

(6)	Record of all other portfolio purchases or sales.	State Street Bank and Trust Company

(7)	Record of Options (if any) and commitments.	State Street Bank and Trust Company

(8)	Trial balances.	State Street Bank and Trust Company

(9)	Brokerage Records.	The Adviser and/or W.P. Stewart Securities limited

(10)	Records of authorizations.	The Fund

(11)	Advisory Material.	The Fund

	All other records (if any) required to be maintained by paragraph (a) of Rule 31a-1.	The Fund

     All records maintained by the Adviser or the Fund will be maintained at 527 Madison Avenue, New York, NY 10022.

     All records maintained by W.P. Stewart Securities Limited will be maintained at Trinity Hall, 43 Cedar Avenue, Hamilton HM 12, Bermuda.

     All records maintained by State Street Bank and Trust Company will be maintained at 2 Avenue de Lafayette, Boston, MA 02111.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 30th day of April, 2007.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ John C. Mahler. Jr.

	Name:	John C. Mahler, Jr.
	Title:	President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John C. Mahler, Jr.	President	April 30, 2007

John C. Mahler, Jr.

*	Director	April 30, 2007

Norman H. Brown, Jr.

*	Director	April 30, 2007

Craig M. Ferguson

Director, Treasurer and
/s/ Susan G. Leber	Principal Financial Officer	April 30, 2007

Susan G. Leber

/s/ Rocco Macri	Director	April 30, 2007

Rocco Macri

*	Director	April 30, 2007

Margaret T. Monaco

*	Director	April 30, 2007

Joseph M. Santarella

*	Director	April 30, 2007

William F. Waters

By:	/s/ Michael W. Stamm
                                                                  April 30, 2007

	Name:	Michael W. Stamm*
	Title:	Secretary and Chief Compliance Officer

*Attorney-in-Fact, pursuant to powers of attorney previously filed as exhibits to this Registration Statement.

EXHIBIT INDEX

Exhibit Number

(e)(ii)	Form of Broker Dealer Selling Agreement.

(e)(iii)	Form of 22c-2 Addendum to existing Selling Agreements with ALPS Distributors, Inc.

(e)(iv)	Form of Rule 22c-2 Agreement between the Fund and financial intermediaries.

(h)(vi)	Fourth Amendment to Loan Agreement between the Fund and State Street Bank and Trust Company.

(j)	Consent of Anchin, Block & Anchin LLP, independent registered public accounting firm for the Fund.